As filed with the Securities and Exchange Commission on August 31, 2000

                                           1933 Act Registration No. 333 - 34806
                                           1940 Act Registration No. 811 - 09901

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ X ]

                      Pre-Effective Amendment No.  2      [ X ]

                       Post-Effective Amendment No. _____ [   ]

                                       and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ X ]

                            Amendment No. 2 [ X ]


                          HILLVIEW INVESTMENT TRUST II
               (Exact name of registrant as specified in charter)

                            1055 Washington Boulevard
                                   Third Floor
                           Stamford, Connecticut 06901
                    (Address of principal executive offices)

       Registrant's telephone number, including area code: (203) 778-6600

                                M. KATHLEEN WOOD
                            1055 Washington Boulevard
                                   Third Floor
                           Stamford, Connecticut 06901
                     (Name and Address of Agent for Service)

                                   Copies to:
                              ARTHUR J. BROWN, ESQ.
                           Kirkpatrick & Lockhart LLP
                          1800 Massachusetts Ave., N.W.
                           Washington, D.C. 20036-1800
                            Telephone: (202) 778-9000


Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement

This Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a) of the Securities Act of 1933, may determine.

                          Hillview Investment Trust II

                       Contents of Registration Statement


This Registration Statement consists of the following papers and documents.

      Cover Sheet

      Contents of Registration Statement

      Part A      -     Prospectus

      Part B      -     Statement of Additional Information

      Part C      -     Other Information

      Signature Page

      Exhibits

Hillview Investment Trust II
Hillview Alpha Fund
Hillview International Alpha Fund

                             ----------------------

                                   PROSPECTUS

                                September 1, 2000

                             ----------------------










As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the funds' shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

                                    CONTENTS

                    -----------------------------------------

Hillview Alpha Fund..................................................... 1

Hillview International Alpha Fund....................................... 6

More About Investment Strategies and Risks..............................11

Management..............................................................12

Dividends and Taxes.....................................................15

Shareholder Information.................................................16

   Purchasing Shares
   Selling Shares
   Exchanging Shares
   Other Information about Purchases and Redemptions
   Shareholder Reports and Inquiries

                   ------------Hillview Alpha Fund------------




                              Hillview Alpha Fund
                   Investment Objective, Strategies and Risks

INVESTMENT OBJECTIVE

Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the fund intends to invest primarily in common stocks of U.S. small- and mid-capitalization companies (i.e., companies whose stock market capitalization is no larger than the largest company in the Russell Mid-Cap Index of mid cap stocks or less at the time of investment). The fund typically will focus its investments in stocks of companies that are outside the S&P 500 Index. The fund may invest in large-capitalization companies when the sub-adviser(s) feel such companies are undervalued or present significant potential for growth. The fund may also invest in other equity securities, such as convertible preferred stock, debt securities convertible into or exchangeable for common stock and warrants or rights that are convertible into common stock.

The fund's investment manager, Hillview Capital Advisors, LLC ("Hillview Advisors"), selects sub-advisers to manage specified portions of the fund. Hillview Advisors anticipates that, under normal circumstances, the fund's portfolio will be allocated among four to six sub-advisers. Hillview Advisers has full discretion to allocate and rebalance the fund's assets among the fund's sub-advisers. Hillview Advisors selects sub-advisers with complimentary investment styles which are intended to bring the fund enhanced portfolio and style diversification as well as excess return relative to a market benchmark over time. Hillview Advisors seeks sub-advisers with distinguished track records, specific investment processes and experienced firm personnel. More specifically, Hillview Advisors seeks managers with definable, sustainable advantages over their peers that, when applied in less efficient market sectors, can result in superior returns.

The fund has adopted a "concentrated equity" approach for management of the majority of its assets. Under a concentrated equity approach, a sub-adviser invests only in its "best investment ideas," that is, the securities in which it has the highest confidence for investment success at any given time. For certain sub-advisors, a concentrated equity approach will mean a portfolio of 15-20 equity securities; for other sub-advisers it will mean investing in a portfolio that has substantially fewer securities than other accounts they manage with similar styles. By focusing on the "best investment ideas" of each sub-adviser, the fund seeks to create a portfolio with increased overall performance when compared to a more broadly diversified portfolio of securities selected by a single sub-adviser. At the same time, the use of multiple sub-advisers with distinct styles is intended to provide a prudent level of diversification of securities as compared to each individual sub-adviser.

Harris Associates L.P. ("Harris"), Nevis Capital Management, Inc. ("Nevis Capital"), Shaker Investments, Inc. ("Shaker Investments"), Pzena Investment

                   ------------Hillview Alpha Fund------------

Management  LLC  ("Pzena")  and  Frontier  Capital   Management   Company,   LLC
("Frontier") currently serve as sub-advisers to the fund.

Harris employs a value-oriented, long-term investment philosophy and a fundamental research driven stock selection process for equity investing. Harris attempts to minimize risk and preserve capital by identifying companies whose securities trade at a substantial discount to Harris' calculation of the companies' true business values. Harris' concentrated approach focuses on securities it BELIEVES reflect at least a 30-50% discount to Harris' calculation of the value of the underlying companies.

Nevis Capital's investment philosophy is premised on the belief that the performance of a company's stock will track its earnings growth over the long-term. Consistent with that belief, the firm typically selects companies for investment that, during a comparable period, had annual earnings growth greater than 20% of their prior year's earnings. Rather than focusing on companies whose reported earnings growth may be attributable to investment income, extraordinary gains or specialized, one time accounting techniques, the firm concentrates on companies with sustainable earnings. Therefore, the firm selects companies that generate high returns on invested capital and have strong, positive cash flows.

Shaker Investments' investment focus is on maximizing returns while trying to minimize the long-term risk, through investing in high-quality U.S. growth companies, i.e., dominant growth companies characterized by, among other things, strong management, positive earnings or cashflows and market leadership. The firm's investment process encompasses three analytical phases: top down view, identifying superior companies, and buying at the right price. Shaker
Investments evaluates significant macroeconomics, demographic and industry trends to determine which sectors are growing at above average rates and are likely to continue growing at such rates for the next three to five years or longer. The firm then evaluates specific growth companies within these sectors, measuring them against eleven different criteria, focusing on an analysis of the sustainability of a company's strong, proprietary advantage over the ensuing three years. Shaker Investments selects companies that have stable and above average profit margins and whose three year sustainable growth rate exceed their projected price to earnings multiple.

Pzena employs a "value equity" approach, which involves in-depth fundamental analysis to identify companies whose long-term earnings prospects are not reflected in the current share price. Pzena attempts to capitalize on investment opportunities that may develop when investors over-react to adverse business conditions, resulting in excessive undervaluation of specific securities. Pzena's research focus is on forecasting what a business should earn over a normal business cycle. The firm believes this approach will identify value opportunities for the fund since most equity managers ignore value opportunities because they are concentrating more on predicting near-term earnings.

Frontier seeks capital appreciation by investing in companies expected to generate above-average earnings growth in a concentrated portfolio of no more than 40 stocks. The investment process is driven by internal research, seeking growth companies at reasonable valuations. Frontier attempts to achieve excess return by utilizing the research capabilities of the entire team of ten Frontier research analysts. Each analyst selects up to four stocks and has full discretion over investment ideas, buys and sells, and weightings for his or her

                   ------------Hillview Alpha Fund------------


portion of the portfolio. The team leader is responsible for certain overall decisions, including sector and industry weightings.

PRINCIPAL RISKS

An investment in the fund is not guaranteed, you may lose money by investing in the fund.

The fund is not a complete investment program. It has been designed to provide exposure to small to mid-capitalization securities, and is typically used in conjunction with a variety of other investments to provide clients with a full and appropriate asset allocation.

The fund is newly organized and has no operating history as a registered investment company. The fund follows the same investment objective and strategies as an unregistered investment company advised by Hillview Advisors that operated from September 4, 1997 to the date of this prospectus.

An investment in the fund is subject to a number of risks, including (1) the risk that stock prices may decline over short or even extended periods; (2) the risk that the sub-advisers will not perform as anticipated; (3) the risk of increased volatility that may result from the "concentrated equity" approach; and (4) certain risks, including increased volatility, associated with investment in small- and mid-capitalization company securities.

Stock prices in general rise and fall as a result of investors' perceptions of the market as a whole. If the stock market drops in value, the value of the fund's portfolio investments is also likely to decrease in value. The increase or decrease in the value of the fund's investments, in percentage terms, may be more or less than the increase or decrease in the value of the market.

The fund's investment success depends on the skill of Hillview Advisors in evaluating, selecting and monitoring sub-advisers and on the investment management expertise of each sub-adviser and its personnel responsible for managing the fund's assets. The strategies and techniques used by an individual sub-adviser may not result in positive investment gains, and the fund may not exceed the performance of its equity benchmarks. An investment in the fund is subject to the risks that Hillview Advisors will not effectively maintain a group of sub-advisers that can meet the fund's objective and that one or more sub-advisers may not perform as anticipated.

The fund's concentrated approach involves the risk of decreased diversification due to fewer holdings. Because each sub-adviser may invest in a limited number of securities, changes in the market value of a single issuer held by a sub-adviser could affect the performance of that sub-adviser's portion of a fund and its net asset value more severely than if the sub-adviser's holding were more diversified. The fund seeks to reduce such risk through the use of multiple sub-advisers. Although each sub-adviser holds only a limited number of holdings, overall the fund's holding will be much broader.

Investments in securities of companies with smaller revenues and market capitalizations present greater risks than securities of larger, typically more established companies. Small capitalization companies can be more volatile in price than larger capitalization companies due to the generally lower degree of liquidity in the markets for such securities, the greater sensitivity of smaller companies to changes in or failure of management, and to other changes in competitive, business, industry and economic conditions, including risks

                   ------------Hillview Alpha Fund------------


associated with limited product lines, markets, management depth, or financial resources. In addition, some of the companies in which the fund may invest may be in the early stages of development and have limited operating histories. There may be less publicly available information about small or early stage companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets.

The fund should not be considered suitable for investors who are unable or unwilling to assume the risks of loss inherent in such a program, nor should investment in the fund be considered a balanced or complete investment program.

The fund is newly organized. As a result, the fund has no operating history or performance information to include in a bar chart or table reflecting average annual returns. Performance of the fund will vary over time.

                         ------Hillview Alpha Fund-----

                             Expenses and Fee Tables

FEES AND EXPENSES: These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

      SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

            Maximum Sales Charges.....................None

            Maximum Redemption Charge.................None

            Exchange Fee..............................None

      ANNUAL OPERATING EXPENSES (expenses that are deducted from assets)


            Management and Advisory Fees              1.38%1
            Distribution (12b-1) Fee                  0.00%
            OTHER EXPENSES                            0.40%2
            --------------                            ------
            Total Operating Expenses                   1.78%
            WAIVED FEES                               (0.30%)
            -----------                               -------
            Net Operating Expenses                    1.48%3


--------------------------


1 The fee shown represents the management fee and the highest expected composite of the fees to be paid to each sub-adviser assuming a target allocation of assets among the current sub-advisers which assumes that no sub-adviser manages more than 25% of the assets and weighting the four highest sub-advisers' fees equally. The Management Fee is 0.25% of the Fund's average annual assets. The sub-advisory fees are separate fees. The contractual sub-advisory fee rates may vary based on the amount of assets managed by each sub-adviser, and the allocations to each sub-adviser will vary over time.


2  Other Expenses are based on estimated amounts for the current fiscal year.


3 Pursuant to a contract, Hillview Advisors has voluntarily agreed to make payments to limit the expenses of the fund so that Other Expenses (I.E. those expenses other than Management Fee and Sub-Advisory Fee) shall not exceed 0.35% of the fund's average annual assets for the fund's fiscal year ending June 30, 2001. Hillview may be reimbursed the amount of any such payments in the future provided that the payments are reimbursed within three years of the payment being made and the combination of the fund's Other Expenses and such reimbursements do not exceed 0.35% of the fund's average annual assets. If actual Other Expenses are less than 0.35%, and Hillview has recouped any eligible previous payments made, the fund will be charged such lower expenses. Pursuant to a contract, Hillview Advisors has also voluntarily agreed to waive its Management Fee for the fund's fiscal year ending June 30, 2001.


EXAMPLE:

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your cost would be:


                  1 Year..................$151

                  3 Years.................$560

                  ------Hillview International Alpha Fund-----

                        Hillview International Alpha Fund
                   Investment Objective, Strategies and Risks

FUND OBJECTIVE

Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in stocks of companies in countries outside the United States that are represented in the MSCI Europe, Australia and Far East Index ("EAFE Index"). The EAFE Index reflects stocks in most developed countries outside North America. The fund also invests in stocks of issuers in other countries, including emerging markets, as represented in the MSCI Emerging Markets Index.


Hillview Advisors selects sub-advisers to manage specified portions of the fund. Hillview Advisors anticipates that, under normal circumstances, the fund's portfolio will be allocated among three to six sub-advisers. Hillview Advisers has full discretion to allocate and rebalance the fund's assets among the fund's sub-advisers. Currently, Hillview Advisors does not anticipate allocating more than fifteen percent of the fund's assets to Waterford Management, LLC ("Waterford"), which invests primarily in emerging markets. Hillview Advisors selects sub-advisers with complimentary investment styles which are intended to bring the fund enhanced portfolio and style diversification as well as excess return relative to a market benchmark over time. Hillview Advisors seeks sub-advisers with distinguished track records, specific investment processes and experienced firm personnel. More specifically, Hillview Advisors seeks managers with definable, sustainable advantages over their peers that, when applied in less efficient market sectors, can result in superior returns.


The fund seeks to:

o Combine the efforts of several experienced, international money managers, all with superior track records,

o  Access the favorite stock-picking ideas of each manager at any point in time,

o Deliver a portfolio that is prudently diversified in terms of stocks and industries while still allowing each manager to run portfolio segments focused on only his or her favorite stocks, and

o Further diversify across different-sized companies, countries, industries and styles by including managers with a variety of investment disciplines.

The fund may invest in securities traded in both developed and emerging markets. Emerging market exposure could be expected to be as much as 20% of the fund's assets, invested through a combination of emerging market specialist manager(s),

            ------------Hillview International Alpha Fund------------


as well as emerging markets components of any of the sub-adviser's portfolios. The remainder of the fund's assets will be invested in stocks of companies listed and domiciled in developed countries. There are no limits on the fund's geographic asset distribution, but to provide adequate diversification, the fund ordinarily invests in the securities markets of at least five countries outside of the United States. During abnormal market conditions, the fund may invest in U.S. issuers and it may, at times, invest all of its assets in fewer than five countries.

Each manager has a distinct investment approach. As a group, the managers invest in stocks with a range of market capitalization. Although each manager has the flexibility to invest on a worldwide basis in companies with market capitalization of any size, it is expected that the fund may at times invest significantly in small- and mid-capitalization foreign companies under normal market conditions. The fund considers companies with market capitalizations less than the median market capitalization of the EAFE Index to be small- and mid-capitalization companies.

Harris Associates L.P. ("Harris"), BPI Global Asset Management LLP ("BPI"), Waterford and Deutsche Asset Management Investment Services, Limited ("Deutsche Asset Management") currently serve as sub-advisers to the fund.

Harris employs a value-oriented, long-term investment philosophy and a fundamental research-driven stock selection process for international equity investing. Harris attempts to minimize risk and preserve capital by identifying companies whose securities trade at a substantial discount to Harris' calculation of the companies' true business values. Harris' concentrated international approach focuses on securities it BELIEVES reflect at least a 30-50% discount to Harris' calculation of the value of the underlying companies.

BPI's investment approach utilizes bottom-up analysis to identify stocks for purchase. The firm focuses on what it believes to be quality companies with sustainable, competitive advantages and assesses valuations based on global industry groups as opposed to country valuations. Portfolios are expected to be relatively concentrated, consisting of approximately 15 securities. Country allocations are residual of stock selection.

Waterford seeks to invest in countries that have experienced significant market declines by identifying the highest quality companies in those markets.
Waterford closely monitors developing worldwide crises and analyzes relative equity market valuations by conducting management visits and maintaining dialogs with a variety of industry analysts, foreign press correspondents, western diplomats and economists. Waterford selects companies with: (1) a dominant market share and critical competitive size; (2) a strong balance sheet and management team; (3) wide ownership by institutional investors prior to the country's crises; (4) a wide following by sell side analysts; and (5) historically high average trading volumes. Waterford's portfolios typically consist of between 20 and 40 names. The portfolio manager attempts to moderate risk through diversification across multiple regions, sectors and crisis types.

Deutsche Asset Management invests its portfolio according to the firm's International Select style, which results in a relatively concentrated portfolio of 30 to 40 equally weighted positions. The investment approach focuses on stock

            ------------Hillview International Alpha Fund------------


selection as opposed to sector selection as the best opportunity to add value. Each company's growth characteristics are evaluated, with an emphasis on company fundamentals and sustainable net cash flows. A team of over 240 investment professionals worldwide supports the investment process.

PRINCIPAL RISKS

An investment in the fund is not guaranteed, you may lose money by investing in the fund. The fund is not a complete investment program.

The fund is newly organized and has no operating history. The adviser has not previously managed or advised an international mutual fund.

An investment in the fund is subject to a number of risks, including (1) the risk that stock prices may decline over short or even extended periods; (2) the risk that the sub-advisers will not perform as anticipated; and (3) certain risks associated with investment in foreign company securities.

Stock prices in general rise and fall as a result of investors' perceptions of the market as a whole. If the stock markets drop in value, the value of the fund's portfolio investments is also likely to decrease in value. The increase or decrease in the value of the fund's investments, in percentage terms, may be more or less than the increase or decrease in the value of the global markets.

The fund's investment success depends on the skill of Hillview Advisors in evaluating, selecting and monitoring sub-advisers and on the investment management expertise of each sub-adviser and its personnel responsible for managing the fund's assets. The strategies and techniques used by an individual sub-adviser may not result in positive investment gains, and the fund may not exceed the performance of its equity benchmarks. An investment in the fund is subject to the risks that Hillview Advisors will not effectively maintain a group of sub-advisers that can meet the fund's objectives and that one or more of the sub-advisers may not perform as anticipated.

Foreign securities involve additional risks that normally are not associated with securities of U.S. issuers. These include risks relating to political, social and economic contributions and developments abroad and differences between U.S. and foreign regulatory requirements and market practices. When securities are denominated in foreign currencies, they also are subject to currency risk. Currency risk is the risk that the value of a foreign currency in which one or more of a fund's investments are denominated will fall in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

Sector allocation risk is the risk that sub-advisers may not be successful in choosing the best allocation among geographic or other market sectors. A fund that allocates its assets among market sectors is more dependent on its investment adviser's or sub-adviser's ability to successfully assess the relative values in each sector than are funds that do not do so.

Securities of issuers located in emerging market countries are subject to all of the risks of other foreign securities. However, the level of those risks often

            ------------Hillview International Alpha Fund------------


is higher due to the fact that political, legal and economic systems in emerging market countries may be less fully developed and less stable than those in developed countries. Emerging market securities also may be subject to additional risks, such as lower liquidity and larger or more rapid changes in value.

The fund is newly organized. As a result, the fund has no operating history or performance to include in a bar chart or table reflecting average annual returns. Performance of the fund will vary over time.


                             EXPENSES AND FEE TABLES

FEES AND EXPENSES: These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

      SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

            Maximum Sales Charges.....................None

            Maximum Redemption Charge.................None

            Exchange Fee..............................None

      ANNUAL OPERATING EXPENSES (expenses that are deducted from assets)


            Management and Advisory Fees              1.20%1
            Distribution (12b-1) Fee                  0.00%
            OTHER EXPENSES                             .84%2
            --------------                            ------
            Total Operating Expenses                   2.04%
            WAIVED FEES                               (0.34%)
            -----------                               -------
            Net Operating Expenses                     1.70%3


-------------------------

1 The fee shown represents the management fee and the highest expected composite of the fees to be paid to each sub-adviser assuming a target allocation of assets among the current sub-advisers which assumes that Waterford manages no more than 15% of the assets and no other sub-adviser manages more than 40%. The composite sub-advisory fee is calculated by allocating 15% to Waterford, 40% each to the next two highest paid sub-advisers and 5% to the sub-adviser with the lowest fees. The Management Fee is 0.25% of the Fund's average annual assets. The sub-advisory fees are separate. The contractual sub-advisory fee rates vary based on the amount of assets managed by each sub-adviser, and the allocations to each sub-adviser will vary over time.


2  Other Expenses are based on estimated amounts for the current fiscal year.

3 Pursuant to a Contract, Hillview Advisors has voluntarily agreed to make payments to limit the expenses of the fund so that Other Expenses (I.E. those expenses other than Management Fee and Sub-Advisory Fee) shall not exceed 0.75% of the fund's average annual assets for the fund's fiscal year ending June 30, 2001. Hillview may be reimbursed the amount of any such payments in the future provided that the payments are reimbursed within three years of the payment being made and the combination of the fund's Other Expenses and such reimbursements do not exceed 0.75% of the fund's average annual assets. If actual Other Expenses are less than 0.75%, and Hillview has recouped any eligible previous payments made, the fund will be charged such lower expenses. Pursuant to a contract, Hillview Advisors has also voluntarily agreed to waive its Management Fee for the fund's fiscal year ending June 30, 2001.

EXAMPLE:

            ------------Hillview International Alpha Fund------------


This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your cost would be:


                  1 Year..................$173
                  3 Years.................$640

                         ------Hillview Alpha Fund-----
                        Hillview International Alpha Fund

                   More About Investment Strategies and Risks

CASH AND CASH EQUIVALENTS. Each sub-adviser normally may invest no more than 10% of its portion of the fund in cash or cash equivalent investments. This restriction will not apply when economic or market conditions are such that a sub-adviser determines that a temporary defensive position is appropriate, or during periods when excess cash is generated through new purchases or when a sub-adviser is unable to identify suitable investments. The management of such cash and cash equivalent securities may be performed by each sub-adviser or by Hillview. If a fund enters into a temporary defensive position, it may not achieve its investment objective.

The cash equivalent investments that may be purchased by the funds include short term, high quality debt securities, money market instruments such as bills, notes and bonds that are issued, sponsored or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Securities"), commercial paper or floating rate debt instruments. Cash equivalent securities other than U.S. Government Securities purchased by the funds must have received one of the two highest ratings from a nationally recognized securities rating organization or be of comparable quality. The funds may also purchase shares of money market mutual funds or interests in collective accounts maintained by banks or financial institutions, which hold the types of securities described above. In addition, cash not invested in equities may be invested in fixed income securities ("Bonds") pending investment in equity securities, as well as to maintain liquidity. Bonds and money market securities, while generally less volatile than equity securities, are subject to interest rate and credit risks.

OPTIONS. The funds may also purchase options on individual equity securities, rather than, or in addition to buying the underlying equity securities, as a means of limiting its capital at risk in the market. The purchase of an option risks a total loss of the premium paid for the option if the price of the underlying security does not increase or decrease sufficiently to justify exercise.

PORTFOLIO TURNOVER. Each fund is expected to have an annual turnover of less than 100%.

INTEREST RATE RISK. The value of bonds generally can be expected to fall when interest rates rise and to rise when interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of a fund's investments in bonds will fall. Because interest rate risk is the primary risk presented by U.S. government and other very high quality bonds, changes in interest rates may actually have a larger effect on the value of those bonds than on lower quality bonds.

CREDIT RISK. Credit risk is the risk that the issuer of a bond will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a bond's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even high quality bonds are subject to some credit risk. However, credit risk is higher for lower quality bonds. Low quality bonds involve high credit risk and are considered speculative. Some low quality bonds may be in default when purchased by a fund.

                         ------Hillview Alpha Fund-----
                        Hillview International Alpha Fund

                                   Management

INVESTMENT MANAGER

Hillview Advisors serves as the investment manager for the funds under the terms of its investment advisory agreement ("Hillview Agreement") with Hillview Investment Trust II ("Trust"). Officers of Hillview Advisors serve as the Executive Officers of the funds and/or as members of the Board of Trustees. For its services under the Hillview Agreement, Hillview Advisors receives an annual fee of 0.25% of each fund's average daily assets. The principal offices of Hillview Advisors are located at 1055 Washington Boulevard, Stamford, Connecticut 06901. Hillview Advisors had over $700 million in assets under management as of December 31, 1999.

Hillview Advisors evaluates and selects leading investment management firms to sub-advise specified portions of each fund. Hillview Advisors also monitors the performance and operations of the sub-advisers as well as any changes in the sub-advisers' organizations or business operations that may affect a sub-adviser's future performance. Hillview Advisors oversees the services provided to the Trust by its administrator, custodian and other service providers. Hillview Advisors is authorized to adjust the percentage of each fund that is allocated to any sub-adviser from time to time. Subject to the receipt of an exemptive order from the Securities and Exchange Commission, Hillview Advisors may select additional or replacement sub-advisers (subject to the approval of the Board of Trustees) in the event a sub-adviser is no longer able to manage all or part of its portion of a fund, Hillview Advisors determines to terminate a sub-advisory relationship, or if an additional sub-adviser is selected by Hillview Advisors. There is no guarantee that the funds will receive such an exemptive order.

Hillview has no prior experience managing a registered investment company. Several employees of Hillview, however, have been officers of companies that have managed registered and unregistered multi-adviser investment vehicles including the predecessor to the Alpha Fund. David M. Spungen has primary responsibility for evaluating and selecting sub-advisers. Mr. Spungen is a co-founder and President of Hillview Advisors, which commenced operations in April 1999. Prior to that, he was a principal of CMS Companies where he served in a similar capacity in the management of the Alpha Fund's predecessor fund.

ALPHA FUND SUB-ADVISERS

Harris was founded in 1976 and managed approximately $10.9 billion in assets as of March 31, 2000. Harris is located at Two North LaSalle Street, Suite 500, Chicago, Illinois 60602. Michael Mangan and Edward Loeb have primary responsibility for sub-advising the portion of the Alpha Fund's assets managed by Harris. Mr. Loeb is a partner of the firm and serves as Director of Institutional Portfolios. He has worked for Harris Associates for eleven years. Mr. Mangan is an institutional portfolio manager and has worked for the firm since 1997. From 1988 to 1997, he was a portfolio manager for Steinroe & Farnham. The fund pays Harris an annual sub-advisory fee of 0.75% of the average daily assets on the first $20 million of the portion of the fund's portfolio it

                         ------Hillview Alpha Fund-----
                        Hillview International Alpha Fund


manages, and 0.50% of the average daily assets of the rest of the portion of the fund's assets it manages.

Nevis Capital was established in 1991 and managed approximately $1.5 billion in assets as of March 31, 2000. Nevis Capital is located at 1119 St. Paul Street, Baltimore, Maryland 21202. Jon C. Baker and David R. Wilmerding, III have primary responsibility for sub-advising the portion of the Alpha Fund's assets managed by Nevis Capital. Mr. Baker and Mr. Wilmerding, both principals of the firm, founded Nevis Capital in 1991. The fund pays Nevis Capital an annual sub-advisory fee of 1.50% of the average daily assets of the portion of the fund's portfolio it manages.

Shaker Investments was established in 1991 and managed approximately $1.4 billion in assets as of March 31, 2000. Shaker Investments is located at One Chagrin Highlands, 2000 Aubern Drive, Suite 300, Cleveland, OH 44122. Edward Hemmelgarn has primary responsibility for sub-advising the portion of the Alpha Fund's assets managed by Shaker Investments. Mr. Hemmelgarn is the founder, President and Chief Investment Officer of Shaker Investments. The fund pays Shaker Investments an annual sub-advisory fee of 1.00% of the average daily assets of the portion of the fund's portfolio it manages.

Pzena was founded in 1995 and managed approximately $609 million in assets as of March 31, 2000. Pzena is located at 830 Third Avenue, New York, NY 10022. Richard Pzena has primary responsibility for sub-advising the portion of the Alpha Fund's assets managed by Pzena. Mr. Pzena founded the firm in 1995. Prior to that he was the Director, U.S. Equity Investments and Chief Research Officer of Sanford Bernstein & Company, Inc. from 1986 to 1995. The fund pays Pzena an annual sub-advisory fee of 1.00% of the average daily assets of the first $30 million of the portion of the fund's portfolio it manages and 0.75% of the average daily assets of the rest of the portion of the fund's portfolio it manages.

Frontier was founded in 1980 and managed over $5.7 billion in assets as of March 31, 2000. Frontier is located at 99 Summer Street, Boston, MA 02110. Michael A. Cavarretta, CFA has primary responsibility for sub-advising the portion on of the Alpha Fund's assets managed by Frontier. Mr. Cavarretta is a Senior Vice President of Frontier, and has had portfolio management and research analyst responsibilities with the firm since 1988. The fund pays Frontier an annual sub-advisory fee of 1.00% of the average daily assets of the first $25 million of the portion of the fund's portfolio it manages and 0.75% of the average daily assets of the rest of the portion of the fund's portfolio it manages.

INTERNATIONAL ALPHA FUND SUB-ADVISERS

Harris, described above, also serves as a sub-adviser to the International Alpha Fund. David G. Herro has primary responsibility for sub-advising the portion of the International Alpha Fund's assets managed by Harris. Mr. Herro is a partner of the firm and has served as Director of International Equities since joining the firm in 1992. The fund pays Harris an annual sub-advisory fee of 0.75% of the average daily assets of the first $25 million of the portion of the fund's assets it manages, 0.70% of the average daily assets of the next $25 million of the fund's assets it manages, 0.60% of the average daily assets of the next $50

                         ------Hillview Alpha Fund-----
                        Hillview International Alpha Fund

million of fund's assets it manages, and 0.50% on the rest of the average daily assets of the portion of the fund's assets it manages.

BPI was founded in 1997 and managed approximately $4.6 billion in assets as of March 31, 2000. BPI is located at 1900 Summit Tower Boulevard, Orlando, Florida 32810. Daniel Jaworski, CFA, and Pablo Salas have primary responsibility for sub-advising the portion of the International Alpha Fund's assets managed by BPI. Prior to co-founding BPI in 1997, Messrs. Jaworski and Salas served in similar investment management and research capacities with STI Capital Management. The fund pays BPI an annual sub-advisory fee of 0.80% of the average daily assets on the first $20 million of the portion of the fund's portfolio it manages, and 0.60% of the average daily assets of the next $30 million, 0.50% of the average daily assets of the next $50 million of the fund's assets it manages, and a negotiable rate on assets greater than $100 million.

Waterford was founded in 1996 and managed approximately $12 million in assets as of March 31, 2000. Waterford Partners is located at 150 East 58th Street, New York, NY 10155. Waterford Partners has no prior experience managing assets of a registered investment company. Edward T. Bozaan will have primary responsibility for sub-advising the portion of the International Alpha Fund's assets managed by Waterford Partners. Mr. Bozaan is president of Waterford. Prior to founding the firm, Mr. Bozaan served in a similar portfolio management capacity with Caspian Asset Management and Normandy Asset Management. The fund pays Waterford Partners an annual sub-advisory fee of 2.00% of the average daily assets of the portion of the fund's portfolio it manages.

Deutsche Asset Management was originally founded in 1972 as Morgan Grenfell Investment Services, Inc. and managed approximately $12 billion in assets as of March 31, 2000. Deutsche Asset Management is located at One Appold Street, London, England. Alexander Tedder and Patrick Deane have primary responsibility for sub-advising the portion of fund's assets managed by Deutsche Asset Management Messrs. Tedder and Deane are directors of Deutsche Asset Management, and have each had responsibilities managing equity portfolios for the firm since 1994. The fund pays Deutsche Asset Management an annual sub-advisory fee of 0.60% of the average daily assets of the first $20 million of the portion of the fund's portfolio it manages, and 0.55% of the average assets of the rest of the portion of the fund's assets it manages (if the breakpoint of $20 million is reached in the first year of the contract; otherwise the breakpoint will be $50 million).

OTHER INFORMATION

The funds have applied for an order from the Securities and Exchange Commission that would permit their Board of Trustees to appoint and replace sub-advisers and to amend sub-advisory contracts without obtaining shareholder approval. If the funds obtain the order they will be able to appoint and replace sub-advisers and to amend sub-advisory contracts without obtaining shareholder approval.

                         ------Hillview Alpha Fund-----
                        Hillview International Alpha Fund

                               DIVIDENDS AND TAXES

DIVIDENDS

Each fund normally declares and pays income dividends and distributes any realized capital gains annually.

Distributions are made on a per share basis regardless of how long you have owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution. You will receive dividends in additional shares of your fund unless you elect to receive them in cash. Contact Hillview Advisors if you prefer to receive dividends in cash.

TAXES

The dividends that you receive from the funds generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash. Each fund expects that its dividends will include distributions primarily of capital gain, as well as ordinary income. A distribution of capital gains will be taxed at a lower rate than ordinary income dividends. Each year, your fund will tell you how you should treat its dividends for tax purposes. If you hold fund shares through a tax-exempt account or plan, such as an IRA or 401(k) plan, dividends on your shares generally will not be subject to tax.

When you sell fund shares, you generally will be subject to federal income tax on any gain you realize. If you exchange a fund's shares for shares of another Hillview mutual fund, the transaction will be treated as a sale of a fund's shares, and any gain will be subject to federal income tax.

SHAREHOLDER INFORMATION

PURCHASING SHARES
You may purchase shares of a fund only if you are a client of Hillview Advisors. Shares of each fund are sold at its net asset value per share ("NAV") next calculated after your purchase order is accepted by the Trust. The minimum initial investment is $100,000 and subsequent investments must be at least $10,000. The Board of Trustees may waive any minimum investment amounts, as well as authorize the acceptance of purchases by additional persons including employees of Hillview Advisors and its affiliated companies.

Each fund's NAV is determined at the close of regular trading on the New York Stock Exchange (normally at 4:00 p.m. Eastern time) on days the Exchange is open.

                         ------Hillview Alpha Fund-----
                        Hillview International Alpha Fund


The NAV is calculated by adding the total value of a fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the fund:

                        NAV = Total Assets - Liabilities
                              --------------------------
                              number of shares outstanding

The value of a fund's investments is generally determined by current market quotations. If market quotations are not available, prices will be based on fair value as determined by the Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees.

Payment for purchases of fund shares may be made by wire transfer or by check drawn on a U.S. bank. All purchases must be made in U.S. dollars. Each fund reserves the right to reject any purchase order. The funds' transfer agent may receive purchase orders on any regular business day.

SELLING SHARES
You may redeem your shares in any fund on any trading day on WHICH the New York Stock Exchange IS OPEN FOR BUSINESS. Shares will be redeemed at the NAV next computed after receipt of your redemption order by the Trust. The value of securities that are primarily listed on foreign exchanges may change on days when the New York Stock Exchange is closed and the NAV of the fund is not calculated. You will receive redemption proceeds within 7 days after receipt of your redemption order by the Trust. Redemption proceeds may be wired to an account that you have predesignated and which is on record with the Trust. Shares purchased by check will not be redeemed until that payment has cleared -- normally, within 15 days of receipt of the check by the Trust.

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

Redemption requests must be in writing and must be signed by the shareholder(s) named on the account. If you wish to redeem shares of the fund valued at $25,000 or more, each signature must be guaranteed.

Please direct all communication regarding purchase and redemption of Shares to your investment advisor or:

      PFPC Inc.
      211 Gulph Road
      King of Prussia, PA  19406

EXCHANGES
You may exchange shares of a fund for shares of the other Hillview fund. There are no fees for such exchanges. You may exchange shares of one fund for shares of another fund only after the first purchase has settled and the first fund has received your payment.

                         ------Hillview Alpha Fund-----
                        Hillview International Alpha Fund


OTHER INFORMATION ABOUT PURCHASES AND REDEMPTIONS

You will not be able to purchase or redeem your shares on days when the New York Stock Exchange is closed.

Each fund reserves the right to honor any request for redemption by making payment in whole or in part in securities.

If at any time when a request for transfer or redemption of shares of a fund is received by a fund, your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 30 days, the fund may close your account and send you the proceeds at the current NAV.

SHAREHOLDER REPORTS AND INQUIRIES
Shareholders will receive semi-annual reports containing unaudited financial statements as well as annual reports containing financial statements, which have been audited by their fund's independent accountants. Each shareholder will be notified annually as to the Federal tax status of distributions made by their fund. Shareholders may contact their fund by calling the telephone number shown on the back cover of this prospectus.

      If you want more information about the funds, the following document is available free upon request:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the funds and is incorporated by reference into this prospectus.

You may discuss your questions about a fund by contacting Hillview Advisors. You may obtain free copies of the SAI by contacting the fund directly at 1-888-342-6280.

Information about the funds (including an SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090.

Reports and other information about the funds are available on the EDGAR Database on the SEC's Internet website at: HTTP://WWW.SEC.GOV. You may obtain copies of this information, after you pay a duplicating fee, by e-mail request at PUBLICINFO@SEC.GOV, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

Hillview Investment Trust II
Investment Company Act File No. 811-09901
Hillview Alpha Fund
Hillview International Alpha Fund

COPYRIGHT 2000 Hillview Investment Trust II

                               HILLVIEW ALPHA FUND
                        HILLVIEW INTERNATIONAL ALPHA FUND
                            1055 WASHINGTON BOULEVARD
                           STAMFORD, CONNECTICUT 06901

                       STATEMENT OF ADDITIONAL INFORMATION

      Hillview Alpha Fund and Hillview International Alpha Fund are diversified series of Hillview Investment Trust II ("Trust"), a professionally managed, open-end management investment company.

      The investment manager for the funds is Hillview Capital Advisors, LLC ("Hillview Advisors"), an asset management subsidiary of Value Asset Management, Inc ("VAM"). PFPC Inc. ("PFPC") serves as the funds' administrator and transfer agent, PFPC Trust Company serves as custodian, and PFPC Distributors, Inc. serves as distributor for the funds.

      This Statement of Additional Information ("SAI") is not a prospectus and should be read only in conjunction with the funds' current Prospectus, dated September 1, 2000. A copy of the Prospectus may be obtained by calling Hillview Advisors toll-free 1-888-342-6280. This SAI is dated Sepetember 1, 2000. Shares of the funds are currently available only to investment advisory clients of Hillview Capital Advisors, as described in the prospectus.

                                TABLE OF CONTENTS

                                                                        PAGE
                                                                        ----

The Funds and Their Investment Policies..........................        2
The Funds' Investments, Related Risks and Limitations............        6
Strategies Using Derivative Instruments..........................       19
Organization; Board Members, Officers and Principal Holders of          27
Securities.......................................................
Investment Advisory and Distribution Arrangements................       29
Portfolio Transactions...........................................       31
Additional Exchange and Redemption Information
and Other Services...............................................       33
Valuation of Shares..............................................       34
Performance Information..........................................       34
Taxes............................................................       36
Other Information................................................       38
Financial Statements.............................................       42

                     THE FUNDS AND THEIR INVESTMENT POLICIES

      No fund's investment objective may be changed without shareholder approval. Except where noted, the other investment policies of each fund may be changed by its board without shareholder approval. As with other mutual funds, there is no assurance that a fund will achieve its investment objective.

      Hillview Advisors selects sub-advisers to manage specified portions of the funds. Hillview Advisors anticipates that, under normal circumstances, the Alpha Fund's portfolio will be allocated among four to six sub-advisers, and the International Alpha Fund's portfolio will be allocated among three to six sub-advisers. Hillview Advisors may allocate a fund's portfolio among fewer sub-advisors if a fund's assets decline such that the cost of allocating the assets among four sub-advisors would be prohibitive, or if Hillview Advisors cannot locate complimentary sub-advisors with sufficiently distinguished track records. Hillview Advisors selects sub-advisers with complimentary investment styles that are intended to bring the funds enhanced portfolio and style diversification as well as excess return relative to a market benchmark over time. Hillview Advisors seeks sub-advisers with distinguished track records, specific investment processes and experienced firm personnel. More specifically, Hillview Advisors seeks managers with definable, sustainable advantages over their peers that, when applied in less efficient market sectors, can result in superior returns.

      ALPHA FUND. The Alpha Fund's investment objective is long-term capital appreciation.

      Under normal circumstances, the fund intends to invest at least 65% of its assets in common stocks of U.S. small- and mid-capitalization companies (i.e., companies whose stock market capitalization is no larger than the largest company in the Russell Mid-Cap Index of mid cap stocks at the time of investment). The fund typically will focus its investments in stocks of companies that are outside the S&P 500 Index. The fund may invest in large-capitalization companies when the sub-adviser(s) feel such companies are undervalued or present significant potential for growth. The fund may also invest in other equity securities with the characteristics of common stocks or which are convertible into common stocks. Examples of allowable securities with an equity component include convertible preferred stock, debt securities convertible into or exchangeable for common stock and warrants or rights that are convertible into common stock. The fund may invest up to 10% of its assets in foreign securities.


      The fund has adopted a "concentrated equity" approach for management of the majority of its assets. Under a concentrated equity approach, a sub-adviser is limited to investing only its "best investment ideas," or the securities in which it has the highest confidence for success from an investment return point of view at any given time. For certain sub-advisers, a concentrated equity approach will mean a portfolio of 15-20 equity securities; for other sub-advisors it will mean investing in a portfolio that has substantially fewer securities than other accounts they manage with similar styles. By focusing only on the "best investment ideas" of each sub-adviser, the fund seeks to concentrate its investments in equity securities that can reflect increased overall performance when compared to a more broadly diversified portfolio of securities selected by a single sub-adviser. At the same time, the use of multiple sub-advisers with distinct styles is intended to provide a prudent level of diversification of securities as compared to each individual sub-adviser.

      The "concentrated equity" approach is premised on the following investment philosophy:

      FIRST, it is possible to identify investment management firms that can deliver superior performance and investment returns relative to their peer group. Hillview evaluates, selects and monitors the activities of such investment management firms.

      SECOND, many equity managers have identified only a limited number of equity securities which they are most confident will perform well from an investment return point of view during any given time period, and which represent their "best investment ideas" at that time. However, in order to provide prudent diversification of their clients' securities portfolios, and in view of the often large amounts of money that they manage, most such managers purchase a larger number of equity securities for their mutual fund or separate account clients. The long-term performance of managers with demonstrated stock picking abilities who focus their efforts only on their "best investment ideas" will generally exceed the performance of larger, more diversified portfolios, albeit with increased volatility.

      THIRD, a "concentrated equity" approach combined with the use of multiple sub-advisers, has the potential to provide increased performance through concentration, together with prudent diversification among both securities and investment styles.

      Harris Associates L.P. ("Harris"), Nevis Capital Management, Inc. ("Nevis Capital"), Shaker Investments, Inc. ("Shaker Investments"), Pzena Investment
Management LLC ("Pzena") and Frontier Capital Management Company, LLC ("Frontier") currently serve as sub-advisers to the fund.

      Harris employs a value-oriented, long-term investment philosophy and a fundamental research driven stock selection process for equity investing. Harris attempts to minimize risk and preserve capital by identifying companies whose securities trade at a substantial discount to Harris' calculation of the companies' true business values. Harris' concentrated approach focuses on securities it believes reflect at least a 30-50% discount to Harris' calculation of the value of the underlying companies.

      Nevis Capital's investment philosophy is premised on the belief that the performance of a company's stock will track its earnings growth over the long-term. Consistent with that belief, the firm typically selects companies for investment that, during a comparable period, had annual earnings growth greater than 20% of their prior year's earnings. Rather than focusing on companies whose reported earnings growth may be attributable to investment income, extraordinary gains or specialized, one time accounting techniques, the firm concentrates on companies with sustainable earnings. Therefore, the firm selects companies that generate high returns on invested capital and have strong, positive cash flows.

      Shaker Investments' investment focus is on maximizing returns while trying to minimize the long-term risk, through investing in high-quality U.S. growth companies, i.e., dominant growth companies characterized by, among other things, strong management, positive earnings or cashflows and market leadership. The firm's investment process encompasses three analytical phases: top down view, identifying superior companies, and buying at the right price. Shaker
Investments evaluates significant macroeconomics, demographic and industry trends to determine which sectors are growing at above average rates and are likely to continue growing at such rates for the next three to five years or longer. The firm then evaluates specific growth companies within these sectors, measuring them against eleven different criteria, focusing on an analysis of the sustainability of a company's strong, proprietary advantage over the ensuing three years. Shaker Investments selects companies that have stable and above average profit margins and whose three year sustainable growth rate exceed their projected price to earnings multiple.

      Pzena employs a "value equity" approach that involves in-depth fundamental analysis to identify companies whose long-term earnings prospects are not reflected in the current share price. Pzena attempts to capitalize on investment opportunities that may develop when investors over-react to adverse business conditions, resulting in excessive undervaluation of specific securities. Pzena's research focus is on forecasting what a business should earn over a normal business cycle. The firm believes this approach will identify value opportunities for the fund since most equity managers ignore value opportunities because they are concentrating more on predicting near-term earnings.

      Frontier seeks capital appreciation by investing in companies expected to generate above-average earnings growth in a concentrated portfolio of no more than 40 stocks. The investment process is driven by internal research, seeking growth companies at reasonable valuations. Frontier attempts to achieve excess return by utilizing the research capabilities of the entire team of ten Frontier research analysts. Each analyst selects up to four stocks and has full discretion over investment ideas, buys and sells, and weightings for his or her portion of the portfolio. The team leader is responsible for certain overall decisions, including sector and industry weightings.

      Each sub-adviser shall identify sufficient equity investments so that the securities of any one company shall not exceed 20% of the current market value of the sub-adviser's portion of the fund at the time the security is acquired. In addition, no sub-adviser shall invest more than 40% of the current market value of its portion in securities of issuers from any single industry as defined by Standard & Poor's, Inc. However, these limitations are applicable to each sub-adviser separately, so it is possible that more than one sub-adviser could select the same security for investment, or invest in the same industries, resulting in less diversification among securities or industries. Hillview Advisors will monitor compliance with these and other percentage limitations, and if they are exceeded, will request that sub-advisers take reasonable steps to comply.

      The fund is designed for investors seeking capital appreciation from an all-equity portfolio. The fund is not a market-timing vehicle and not a complete investment program.

      INTERNATIONAL ALPHA FUND. The International Alpha Fund's investment objective is long-term capital appreciation.

      The fund invests primarily in equity securities issued by companies outside the United States. Under normal circumstances, the fund invests at least 65% of its total assets in stocks of companies in countries represented in the MSCI Europe, Australia and Far East Index ("EAFE Index"). The EAFE Index reflects stocks in most developed countries outside of North America. The fund may invest up to 35% of its total assets in securities of issuers located in other countries (for example, Canada, United States and emerging markets, as represented in the MSCI Emerging Markets Index). Emerging market exposure could be expected to be as much as 20% of the fund's assets, invested through a combination of emerging market specialist manager(s), as well as emerging markets components of any of the sub-adviser's portfolios.

      There are no limits on the fund's geographic asset distribution, but to provide adequate diversification, the fund ordinarily invests in the securities markets of at least five countries outside of the United States. In most periods it is expected that the fund will hold securities in more than five countries; however, during abnormal market conditions, the fund may invest in U.S. issuers and it may, at times, invest all of its assets in fewer than five countries. The fund considers an issuer to be located in the country in which the issuer (a) is organized, (b) derives at least 50% of its revenues or profits from goods produced or sold, investments made or services performed, (c) has at least 50% of its assets situated, or (d) has the principal trading market for its securities.

      The fund also may use futures contracts and forward currency contracts to adjust its exposure to foreign stock markets. The Sub-advisers, in consultation with Hillview Advisors, determine the extent to which the fund uses futures contracts and forward currency contracts for this purpose and is responsible for implementing such transactions.

      The fund seeks to:

      o  Combine  the  efforts  of  several  experienced,   international  money
         managers, all with superior track records,

      o Access the favorite stock-picking ideas of each manager at any point in time,

      o Deliver a portfolio that is prudently diversified in terms of stocks and industries while still allowing each manager to run portfolio segments focused on only his or her favorite stocks, and

      o  Further   diversify  across   different-sized   companies,   countries,
         industries  and  styles  by  including   managers  with  a  variety  of
         investment disciplines.

      Each manager has a distinct investment approach. As a group, the managers invest in stocks with a range of market capitalization. Although each manager has the flexibility to invest on a worldwide basis in companies with market capitalization of any size, it is expected that the fund may at times invest significantly in small- and mid-capitalization foreign companies under normal market conditions. The fund considers companies with a market capitalization less than the median market capitalization of the EAFE Index to be small- and mid-capitalization companies.

      Harris Associates L.P. ("Harris"), BPI Global Asset Management LLP ("BPI"), Waterford Management, LLC ("Waterford"), Deutsche Asset Management Investment Services, Limited ("Deutsche Asset Management") currently serve as sub-advisers to the fund.

      Harris employs a value-oriented, long-term investment philosophy and a fundamental research driven stock selection process for international equity investing. Harris attempts to minimize risk and preserve capital by identifying companies whose securities trade at a substantial discount to Harris' calculation of the companies' true business values. Harris' concentrated international approach focuses on securities it BELIEVES reflect at least a 30-50% discount to Harris' calculation of the value of the underlying companies.

      BPI's investment approach utilizes bottom-up analysis to identify stocks for purchase. The firm focuses on what it believes to be quality companies with sustainable, competitive advantages and assesses valuations based on global industry valuation trends, as opposed to country valuations. Portfolios are expected to be relatively concentrated, consisting of approximately 15 securities. Country allocations are residual of stock selection.

      Deutsche Asset Management invests its portfolio according to the firm's International Select style, which results in a relatively concentrated portfolio of 30 to 40 equally weighted positions. The investment approach focuses on stock selection as opposed to sector selection as the best opportunity to add value. Each company's growth characteristics are evaluated, with an emphasis on company fundamentals and sustainable net cash flows. A team of over 240 investment professionals worldwide supports the investment process.

      Waterford seeks to invest in countries that have experienced significant market declines by identifying the highest quality companies in those markets. Waterford closely monitors developing worldwide crises and analyzes relative equity market valuations by conducting management visits and maintaining dialogs with a variety of industry analysts, foreign press correspondents, western diplomats and economists. Waterford selects companies with: (1) a dominant market share and critical competitive size; (2) a strong balance sheet and management team; (3) wide ownership by institutional investors prior to the country's crises; (4) a wide following by sell side analysts; and (5) historically high average trading volumes. Waterford's portfolios typically consist of between 20 and 40 names. The portfolio manager attempts to moderate risk through diversification across multiple regions, sectors and crisis types.

      THE FUNDS' INVESTMENTS, RELATED RISKS AND LIMITATIONS

      The following supplements the information contained in the Prospectus and above concerning the funds' investments, related risks and limitations. Unless otherwise noted, discussions of investment policies and risk apply to both funds. Except as otherwise indicated in the Prospectus or the Statement of Additional Information, the funds have established no policy limitations on its ability to use the investments or techniques discussed in these documents.

      The funds' investment success depends on the skill of Hillview Advisors in evaluating, selecting and monitoring sub-advisers and on the investment management expertise of each sub-adviser and its personnel responsible for managing the funds' assets. An investment in a fund is subject to the risk that a sub-adviser may not perform as anticipated.

      The Alpha Fund's concentrated approach involves the risk of increased volatility due to fewer holdings. Because each sub-adviser invests in a limited number of securities, changes in the market value of a single issuer could affect the funds' performance and net asset value more severely than is its holdings were more diversified. The fund seeks to reduce such risk through the use of multiple sub-advisers.

      Hillview Advisors has no prior experience managing a registered investment company. The Alpha Fund follows the same investment objectives and strategies as an unregistered investment company advised by Hillview Advisors, which operated from September 4, 1997 to the date of this statement of additional information.

      EQUITY SECURITIES. Equity securities include common stocks, most preferred stocks and securities that are convertible into them, including common stock purchase warrants and rights, equity interests in trusts, partnerships, joint ventures or similar enterprises and depository receipts. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation.

      Preferred stock has certain fixed income features, like a bond, but is actually equity in a company, like common stock. Convertible securities may include debentures, notes and preferred equity securities, that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Depository receipts typically are issued by banks or trust companies and evidence ownership of underlying equity securities.

      While past performance does not guarantee future results, equity securities historically have provided the greatest long-term growth potential in a company. However, their prices generally fluctuate more than other securities and reflect changes in a company's financial condition and in overall market and economic conditions. Common stocks generally represent the riskiest investment in a company. It is possible that a fund may experience a substantial or complete loss on an individual equity investment.

      SMALLER AND MID-SIZED COMPANIES. The Alpha Fund may invest a substantial portion of its assets in securities issued by small- and mid-capitalization companies. Investments in securities of companies with smaller revenues and market capitalizations present greater risks than securities of larger, more established companies. Small- and mid-capitalization companies can be more volatile in price than larger capitalization companies due generally to the lower degree of liquidity in the markets for such securities, and the greater sensitivity of small- and mid-capitalization companies to changes in or failure of management, and to other changes in competitive, business, industry and economic conditions, including risks associated with limited product lines, markets, management depth, or financial resources. In addition, some of the companies in which the fund may invest may be in the early stages of development and have limited operating histories. There may be less publicly available information about small or early stage companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets.

      The fund should not be considered suitable for investors who are unable or unwilling to assume the risks of loss inherent in such a program, nor should investment in the fund be considered a balanced or complete investment program.

      CONVERTIBLE SECURITIES. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities ordinarily provide a stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower than the yield of non-convertible debt. Convertible securities are usually subordinated to comparable-tier nonconvertible securities but rank senior to common stock in a corporation's capital structure.

      The value of a convertible security is a function of (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted into the underlying common stock. The price of a convertible security often reflects variations in the price of the underlying common stock in a way that non-convertible debt does not. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument, which may be less than the ultimate conversion value.

      Many convertible securities are rated below investment grade or, if unrated, are considered of comparable quality. Securities rated below investment grade are more commonly referred to as "junk."

      WARRANTS. Warrants are securities permitting, but not obligating, holders to subscribe for other securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

      ILLIQUID SECURITIES. The sub-advisers will not invest more than 15% of their portions of the funds in securities that may be considered illiquid, by virtue of the absence of a readily available market, legal or contractual restrictions on resale, longer maturities, or other factors limiting the marketability of the security. Generally, an illiquid security is any security that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the fund has valued the security. This policy does not apply to the acquisition of restricted securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the

Securities Act or commercial paper issued privately under section 4(2) of the Securities Act, when such investments are considered to be liquid by Hillview Advisors or the sub-advisers.

      CASH AND CASH EQUIVALENTS. In order to ensure that the funds remain substantially invested in equity securities, each sub-adviser is limited such that no more than 10% of its portion of a fund may be invested in cash or cash equivalent investments. This restriction will not apply when economic or market conditions are such that a sub-adviser determines that a temporary defensive position is appropriate, or during temporary periods when excess cash is generated through new purchases or when a sub-adviser is unable to identify suitable investments. If a fund enters into a temporary defensive position it may not achieve its investment objective.

      The cash equivalent investments that may be purchased by the funds include money market instruments such as bills, notes and bonds that are issued, sponsored or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Securities"). The funds may also purchase short term, high quality debt securities such as time deposits, certificates of deposit or bankers acceptances issued by commercial banks or savings and loan associations, and may buy commercial paper or floating rate debt instruments. Cash equivalent securities other than U.S. Government Securities must have received one of the two highest ratings from a nationally recognized securities rating organization or be of comparable quality. The funds may also purchase shares of money market mutual funds or interests in collective accounts maintained by banks or financial institutions, which hold the types of securities described above.

      FIXED INCOME SECURITIES. Cash not invested in equities may be invested in fixed income securities pending investment in equity securities, as well as to maintain liquidity. Fixed income securities are debt obligations, including notes, debentures, and similar instruments and securities and money market instruments. Mortgage- and asset-backed securities are types of fixed income securities, and certain types of income-producing, non-convertible preferred stocks may be treated as debt securities for investment purposes. Fixed income securities generally are used by corporations and governments to borrow money from investors. The issuer pays the investor a fixed rate of interest and normally must repay the amount borrowed on or before maturity. Many preferred stocks and some bonds are "perpetual" in that they have no maturity date.

      Fixed income securities are subject to interest rate risk and credit risk. Interest rate risk is the risk that interest rates will rise and that, as a result, bond prices will fall, lowering the value of a fund's investments in fixed income securities. In general, fixed income securities having longer durations are more sensitive to interest rate changes than are fixed income securities with shorter durations. Credit risk is the risk that an issuer may be unable or unwilling to pay interest and/or principal on the fixed income security. Credit risk can be affected by many factors, including adverse changes in the issuer's own financial condition or in economic conditions.

      REPURCHASE AGREEMENTS. Repurchase agreements are transactions in which a fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to the counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. The fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains separate accounts for both the fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations. Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty's insolvency. If the seller or guarantor becomes insolvent, a fund may suffer delays, costs and possible losses in connection with the disposition of collateral. The funds intend to enter into repurchase agreements only with counterparties in transactions believed by Hillview Advisors to present minimum credit risks.

      INVESTING IN FOREIGN SECURITIES. Investing in foreign securities involves more risks than investing in the United States. The value of foreign securities is subject to economic, social and political developments in the countries where the companies operate and to changes in foreign currency values. Investments in foreign securities involve risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may include expropriation, confiscatory taxation, withholding taxes on interest and/or dividends, limitations on the use or transfer of fund assets and political or social instability or diplomatic developments. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Securities of many foreign companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. While the funds generally invest in securities that are traded on recognized exchanges or over-the-counter, from time to time foreign securities may be difficult to liquidate rapidly without significantly depressing the price of such securities. Transactions in foreign securities may be subject to less efficient settlement practices. Foreign securities trading practices, including those involving securities settlement where fund assets may be released prior to receipt of payment, may expose the funds to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer. Legal remedies for defaults and disputes may have to be pursued in foreign courts, whose procedures differ substantially from those of U.S. courts. Additionally, the costs of investing outside the United States frequently are higher than those in the United States. These costs include relatively higher brokerage commissions and foreign custody expenses.

      Securities of foreign issuers may not be registered with the Securities and Exchange Commission ("SEC"), and the issuers thereof may not be subject to its reporting requirements. Accordingly, there may be less publicly available information concerning foreign issuers of securities held by the funds than is available concerning U.S. companies. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements comparable to those applicable to U.S. companies.

      The funds may invest in foreign securities by purchasing depository receipts, including American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs"), or other securities convertible into securities of issuers based in foreign countries. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. They generally are in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets. EDRs are European receipts evidencing a similar arrangement, may be denominated in other currencies and are designed for use in European securities markets. GDRs are similar to EDRs and are designed for use in several international financial markets. For purposes of each fund's country allocation investment policies, depository receipts generally are deemed to have the same classification as the underlying securities they represent. Thus, a depository receipt representing ownership of common stock will be treated as common stock.

      ADRs are publicly traded on exchanges or over-the-counter in the United States and are issued through "sponsored" or "unsponsored" arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depositary's transaction fees are paid directly by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR.

      The funds anticipate that their brokerage transactions involving foreign securities of companies headquartered in countries other than the United States will be conducted primarily on the principal exchanges of such countries. Although each fund will endeavor to achieve the best net results in effecting its portfolio transactions, transactions on foreign exchanges are usually subject to fixed commissions that are generally higher than negotiated commissions on U.S. transactions. There is generally less government supervision and regulation of exchanges and brokers in foreign countries than in the United States.

      Investment income on certain foreign securities in which the funds may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the funds would be subject. In addition, substantial limitations may exist in certain countries with respect to the funds' ability to repatriate investment capital or the proceeds of sales of securities.

      SPECIAL CONSIDERATIONS RELATING TO EMERGING MARKET INVESTMENTS. The International Alpha Fund may invest in issuers located in emerging markets. Investing in securities of issuers located in emerging market countries involves additional risks. For example, many of the currencies of Asia Pacific Region countries recently have experienced significant devaluations relative to the U.S. dollar, and major adjustments have been made periodically in various emerging market currencies. Emerging market countries typically have economic and political systems that are less fully developed and can be expected to be less stable than those of developed countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of government expropriation or nationalization of private property. The possibility of low or nonexistent trading volume in the securities of companies in emerging markets also may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

      INVESTMENT AND REPATRIATION RESTRICTIONS. Foreign investment in the securities markets of several emerging market countries is restricted or controlled to varying degrees. These restrictions may limit a fund's investment in these countries and may increase its expenses. For example, certain countries may require governmental approval prior to investments by foreign persons in a particular company or industry sector or limit investment by foreign persons to only a specific class of securities of a company, which may have less advantageous terms (including price) than securities of the company available for purchase by nationals. Certain countries may restrict or prohibit investment opportunities in issuers or industries deemed important to national interests. In addition, the repatriation of both investment income and capital from some emerging market countries is subject to restrictions, such as the need for certain government consents. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of a fund's operations. These restrictions may in the future make it undesirable to invest in the countries to which they apply. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose restrictions on foreign capital remittances abroad. The fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.

      Currency restrictions imposed by the Malaysian government may impose a significant exit levy on repatriated investments.

      If, because of restrictions on repatriation or conversion, the fund were unable to distribute substantially all of its net investment income and capital gains within applicable time periods, the fund could be subject to federal income and excise taxes that would not otherwise be incurred and could cease to qualify for the favorable tax treatment afforded to regulated investment companies under the Internal Revenue Code. In such case, it would become subject to federal income tax on all of its income and net gains. To avoid these adverse consequences, the fund would be required to distribute as dividends amounts that are greater than the total amount of cash it actually receives. These distributions must be made from the fund's cash assets or, if necessary, from the proceeds of sales of portfolio securities. The fund will not be able to purchase additional securities with cash used to make such distributions and its current income and the value of its shares may ultimately be reduced as a result.

      DIFFERENCES BETWEEN THE U.S. AND EMERGING MARKET SECURITIES MARKETS. Most of the securities markets of emerging market countries have substantially less volume than the New York Stock Exchange, and equity securities of most companies in emerging market countries are less liquid and more volatile than equity securities of U.S. companies of comparable size. Some of the stock exchanges in emerging market countries are in the earliest stages of their development. As a result, security settlements may in some instances be subject to delays and related administrative uncertainties. Many companies traded on securities markets in emerging market countries are smaller, newer and less seasoned than companies whose securities are traded on securities markets in the United States. Investments in smaller companies involve greater risk than is customarily associated with investing in larger companies. Smaller companies may have limited product lines, markets or financial or managerial resources and may be more susceptible to losses and risks of bankruptcy. Additionally, market-making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity of such markets. Accordingly, each of these markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the United States. To the extent that an emerging market country experiences rapid increases in its money supply and investment in equity securities for speculative purposes, the equity securities traded in that country may trade at price-earnings multiples higher than those of comparable companies trading on securities markets in the United States, which may not be sustainable.

      GOVERNMENT SUPERVISION OF EMERGING MARKET SECURITIES MARKETS; LEGAL SYSTEMS. There is also less government supervision and regulation of securities exchanges, listed companies and brokers in emerging market countries than exists in the United States. Therefore, less information may be available to the fund than with respect to investments in the United States. Further, in certain countries, less information may be available to the fund than to local market participants. Brokers in other countries may not be as well capitalized as those in the United States, so that they are more susceptible to financial failure in times of market, political or economic stress. In addition, existing laws and regulations are often inconsistently applied. As legal systems in some of the emerging market countries develop, new laws and regulations may adversely affect foreign investors, changes to existing laws and regulations and preemption of local laws and regulations by national laws. In circumstances where adequate laws exist, it may not be possible to obtain swift and equitable enforcement of the law.

      FINANCIAL INFORMATION AND STANDARDS. Issuers in emerging market countries generally are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. issuers. In particular, the assets and profits appearing on the financial statements of an emerging market issuer may not reflect its financial position or results of operations in the way they would be reflected had the financial statements been prepared in accordance with U.S. generally accepted accounting principles. In addition, for an issuer that keeps accounting records in local currency, inflation accounting rules may require, for both tax and accounting purposes, that certain assets and liabilities be restated on the issuer's balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits. Consequently, financial data may be materially affected by restatements for inflation and may not accurately reflect the real condition of those issuers and securities markets.

      SOCIAL, POLITICAL AND ECONOMIC FACTORS. Many emerging market countries may be subject to a greater degree of social, political and economic instability than is the case in the United States. Changes in the leadership or policies of these countries may halt the expansion of foreign investment or reverse any liberalization of foreign investment policies now occurring. Such instability may result from, among other things, the following: (i) authoritarian governments or military involvement in political and economic decision making, and changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection. Such social, political and economic instability could significantly disrupt the financial markets in those countries and elsewhere and could adversely affect the value of a fund's assets. In addition, there could be asset expropriations or confiscatory levels of taxation that could affect the fund.

      Emerging markets include formerly communist countries of Eastern Europe, Russia and the other countries that once formed the Soviet Union, and China. Upon the accession to power of communist regimes approximately 50 to 80 years ago, the governments of a number of these countries seized a large amount of property. The claims of many property owners against those governments were never finally settled. There can be no guarantee that the fund's investments in these countries, if any, would not also be seized or otherwise taken away, in which case the fund could lose its entire investment in the country involved.

      Few of the Asia Pacific Region countries have Western-style or fully democratic governments. Some governments in the region are authoritarian in nature and influenced by security forces. For example, during the course of the last 25 years, governments in the region have been installed or removed as a result of military coups, while others have periodically demonstrated repressive police state characteristics. In several Asia Pacific Region countries, the leadership ability of the government has suffered as a result of recent corruption scandals. Disparities of wealth, among other factors, have also led to social unrest in some of the Asia Pacific Region countries, accompanied, in certain cases, by violence and labor unrest. Ethnic, religious and racial disaffection have created social, economic and political problems. Such problems also have occurred in other emerging markets throughout the world. As in some other regions, several Asia Pacific Region countries have or in the past have had hostile relationships with neighboring nations or have experienced internal insurgency.

      The fund may invest in Hong Kong, which reverted to Chinese administration on July 1, 1997. Although China has committed by treaty to preserve the economic and social freedoms enjoyed in Hong Kong for 50 years after regaining control, business confidence and market and business performance in Hong Kong could be significantly affected by adverse political developments. The fund's investments in Hong Kong may be subject to the same or similar risks as an investment in China.

      The economies of most of the Asia Pacific Region countries and many other emerging markets are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally the United States, Japan, China and the European Union. The enactment by the United States or other principal trading partners of protectionist trade legislation, reduction of foreign investment in the local economies and general declines in the international securities markets could have a significant adverse effect upon the securities markets of these countries. In addition, the economies of some countries are vulnerable to weakness in world prices for their commodity exports.

      Starting in mid-1997, some Asia Pacific Region countries began to experience currency devaluations that resulted in high interest rate levels and sharp reductions in economic activity. Emerging markets outside the Asia Pacific Region, such as Latin American countries or Russia and other former members of the Soviet Union, also are susceptible to diminished prospects for corporate earnings growth and political, social or economic instability as a result of currency crises or related events.

      Several European countries are in the process of adopting a single currency, the euro. Effective January 1, 1999, exchange rates for countries participating in the Economic and Monetary Union became irrevocably fixed. A newly created European Central Bank (ECB) will attempt to manage monetary policy for this region. Pre-existing national currencies will continue to be valid until they are replaced by euro coins and bank notes, which is expected to occur by sometime in 2002. The participating countries are Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain.

      These changes may significantly impact European capital markets, and related risks may increase volatility in world capital markets. This, in turn, may impact the fund's share price. Risks include:

      o The completion of currency unification could be delayed. This could cause uncertainty in world markets and create unanticipated expenses as a result of having to undo changes made in anticipation of the timely completion of different stages of currency unification;

      o Exchange rates between the U.S. dollar and European currencies may become more volatile and unstable;

      o European entities may face substantial conversion costs which may not be accurately anticipated and could impact issuer profitability and creditworthiness;

      o Institutional investors may shift assets away from certain European currencies because of the uncertainty, making markets less liquid;

      o Some major European countries, including the United Kingdom, Sweden and Denmark, initially are not participating in currency unification, and it is not known whether they will participate in the future. This non-participation could lead to greater volatility in exchange rates between the currencies of countries participating in the euro and those that are not;

      o There is a risk that some contracts (e.g., bank loan agreements, derivatives contracts, and foreign exchange contracts) may become unenforceable when the currencies are unified. Certain political units, including The European Council and the State of New York, have enacted laws or regulations designed to ensure that financial contracts will continue to be enforceable after the euro's introduction; however, it is possible that these laws will not be completely effective in preventing disputes from arising. Disputes and litigation could negatively impact a fund's portfolio holdings and may create uncertainties in the valuation of financial contracts a fund could hold;

      o Suitable clearing, settlement and operational systems may not be ready for various stages of the euro conversion;

      o European interest rates and exchange rates could become more volatile as the ECB and market participants search for a common understanding of policy targets and instruments; and

      o A participating country will no longer be able to use monetary policy changes to address economic or political concerns that affect only that country.

      CURRENCY-LINKED INVESTMENTS. International Alpha Fund may invest in securities that are indexed to specific foreign currency exchange rates. The principal amount of these securities may be adjusted up or down (but not below zero) at maturity to reflect changes in the exchange rate between currencies. The fund may experience loss of principal due to these adjustments.

      FOREIGN CURRENCY TRANSACTIONS. A significant portion of International Alpha Fund assets may be invested in foreign securities, and substantially all related income may be received by the fund in foreign currencies. Currency risk is the risk that changes in foreign exchange rates may reduce the U.S. dollar value of a fund's foreign investments. The fund's share value may change significantly when its investments are denominated in foreign currencies. Generally, currency exchange rates are determined by supply and demand in the foreign exchange markets and the relative merits of investments in different countries. Currency exchange rates also can be affected by the intervention of the U.S. and foreign governments or central banks, the imposition of currency controls, speculation, devaluation or other political or economic developments inside and outside the United States.

      The International Alpha Fund values its assets daily in U.S. dollars. The fund does not intend to convert its holdings of foreign currencies to U.S. dollars on a daily basis. From time to time the fund's foreign currencies may be held as "foreign currency call accounts" at foreign branches of foreign or domestic banks. These accounts bear interest at negotiated rates and are payable upon relatively short demand periods. If a bank became insolvent, the fund could suffer a loss of some or all of the amounts deposited. The fund may convert foreign currency to U.S. dollars from time to time.

      The value of the assets of a fund as measured in U.S. dollars may be affected favorably or unfavorably by fluctuations in currency rates and exchange control regulations. Further, the fund may incur costs in connection with conversions between various currencies. Currency exchange dealers realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer normally will offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire immediately to resell that currency to the dealer.

International Alpha Fund conducts its currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward, futures or options contracts to purchase or sell foreign currencies.

      INDEX SECURITIES. Each fund may invest in Standard and Poor's Depositary Receipts, Standard and Poor's MidCap 400 Depositary Receipts, and other similar index securities ("Index Securities"). Index Securities represent interests in a fixed portfolio of common stocks designed to track the price and dividend yield performance of a broad-based securities index, such as the Standard & Poor's 500 Composite Stock Price ("S&P" 500 Index"), but are traded on an exchange like shares of common stock. The value of Index Securities fluctuates in relation to changes in the value of the underlying portfolio of securities. However, the market price of Index Securities may not be equivalent to the pro rata value of the index it tracks. Index Securities are subject to the risks of an investment in a broadly based portfolio of common stocks. Index Securities are considered investments in other investment companies.

      INVESTMENT COMPANIES. Each fund may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of the 1940 Act. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a fund becomes a shareholder of that investment company. As a result, a fund's shareholders indirectly bear the fund's proportionate share of the fees and expenses paid by the shareholders of the other investment company, in addition to the fees and expenses fund shareholders directly bear in connection with the fund's own operations.

      SEGREGATED ACCOUNTS. When the funds enter into certain transactions that involve obligations to make future payments to third parties, it will maintain with an approved custodian in a segregated account cash or liquid securities, marked to market daily, in an amount at least equal to the fund's obligation or commitment under such transactions. As described below under "Strategies Using Derivative Instruments," segregated accounts may also be required in connection with certain transactions involving futures.

INVESTMENT LIMITATIONS OF THE FUNDS

      FUNDAMENTAL LIMITATIONS. The following fundamental investment limitations cannot be changed for a fund without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the fund or (b) 67% or more of the shares of the fund present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. If a percentage restriction is adhered to at the time of an investment or transaction, later changes in percentage resulting from a change in values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations.

      Each fund will not:

      (1) purchase securities of any one issuer if, as a result, more than 5% of the fund's total assets would be invested in securities of that issuer or the fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.

      (2) purchase any security if, as a result of that purchase, 25% or more of the fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities.

      The following interpretation applies to, but is not a part of, this fundamental limitation: (a) domestic and foreign banking will be considered to be different industries and (b) asset-backed securities will be grouped in industries based upon their underlying assets and not treated as constituting a single, separate industry.

      (3) issue senior securities or borrow money, except as permitted under the Investment Company Act and then not in excess of 33 1/3% of the fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

      (4) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

      (5) engage in the business of underwriting securities of other issuers, except to the extent that the fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

      (6) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

      (7) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

      NON-FUNDAMENTAL LIMITATIONS. The following investment restrictions are non-fundamental and may be changed by the vote of the appropriate board without shareholder approval.

      Each fund will not:

      (1) invest more than 15% of its net assets in illiquid securities, a term which means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days.

      (2) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

      (3) engage in short sales of securities or maintain a short position, except that the fund may (a) sell short "against the box" and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

      (4) purchase securities of other investment companies, except to the extent permitted by the Investment Company Act and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger (and except that the fund will not purchase securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the Investment Company Act).

      (5) purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.

                     STRATEGIES USING DERIVATIVE INSTRUMENTS

      OPTIONS AND FUTURES. Each fund may invest in certain options, futures contracts (sometimes referred to as "futures") and options on futures contracts (collectively, "Financial Instruments") to attempt to enhance the fund's income or yield or to attempt to hedge the fund's investments.

      Generally, a fund may purchase and sell any type of Financial Instrument. However, as an operating policy, each fund will only purchase or sell a particular Financial Instrument if the fund is authorized to invest in the type of asset by which the return on, or value of, the Financial Instrument is primarily measured.

      Hedging strategies can be broadly categorized as "short hedges" and "long hedges." A short hedge is a purchase or sale of a Financial Instrument intended partially or fully to offset potential declines in the value of one or more investments held in a fund's portfolio. Thus, in a short hedge a fund takes a position in a Financial Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged.

      Conversely, a long hedge is a purchase or sale of a Financial Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that a fund intends to acquire. Thus, in a long hedge, a fund takes a position in a Financial Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. A long hedge is sometimes referred to as an anticipatory hedge. In an anticipatory hedge transaction, a fund does not own a corresponding security and, therefore, the transaction does not relate to a security the fund owns. Rather, it relates to a security that the fund intends to acquire. If the fund does not complete the hedge by purchasing the security it anticipated purchasing, the effect on the fund's portfolio is the same as if the transaction were entered into for speculative purposes.

      Financial Instruments on securities generally are used to attempt to hedge against price movements in one or more particular securities positions that a fund owns or intends to acquire. Financial Instruments on indices, in contrast, generally are used to attempt to hedge against price movements in market sectors in which a fund has invested or expects to invest. Financial Instruments on debt securities may be used to hedge either individual securities or broad debt market sectors.

      The use of Financial Instruments is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity Futures Trading Commission (the "CFTC"). In addition, each fund's ability to use Financial Instruments may be limited by tax considerations. See "Additional Tax Information."

      In addition to the instruments, strategies and risks described below, the adviser expects to discover additional opportunities in connection with Financial Instruments and other similar or related techniques. These new opportunities may become available as the adviser develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed. The adviser may utilize these opportunities to the extent that they are consistent with a fund's investment objective and permitted by the fund's investment limitations and applicable regulatory authorities. A fund might not use any of these strategies, and there can be no assurance that any strategy used will succeed. Each fund's Prospectus or SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

      SPECIAL RISKS. The use of Financial Instruments involves special considerations and risks, certain of which are described below. In general, these techniques may increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Risks pertaining to particular Financial Instruments are described in the sections that follow.

      (1) Successful use of most Financial Instruments depends upon the adviser's ability to predict movements of the overall securities, currency and interest rate markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed, and use of Financial Instruments could result in a loss, regardless of whether the intent was to reduce risk or increase return.

      (2) There might be imperfect correlation, or even no correlation, between price movements of a Financial Instrument and price movements of the investments being hedged. For example, if the value of a Financial Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which Financial Instruments are traded. The effectiveness of hedges using Financial Instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

      Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in options and futures contracts based on securities with different issuers, maturities or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of a fund's other investments.

      Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. Each fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

      (3) If successful, the above-discussed strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements. However, such strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if a fund entered into a short hedge because the adviser projected a decline in the price of a security in the fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Financial Instrument. Moreover, if the price of the Financial Instrument declined by more than the increase in the price of the security, the fund could suffer a loss. In either such case, the fund would have been in a better position had it not attempted to hedge at all.

      (4) As described below, a fund might be required to maintain assets as "cover," maintain accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (i.e., Financial Instruments other than purchased options). If the fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair the fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the fund sell a portfolio security at a disadvantageous time.

      (5) The funds' ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the "counterparty") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the fund.

      COVER. Transactions using Financial Instruments, other than purchased options, expose a fund to an obligation to another party. Neither fund will enter into any such transactions unless it owns either (1) an offsetting
("covered") position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. The funds will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its custodian in the prescribed amount as determined daily.

      Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a fund's assets to cover in accounts could impede portfolio management or the fund's ability to meet redemption requests or other current obligations.

      OPTIONS. A call option gives the purchaser the right to buy, and obligates the writer to sell, the underlying investment at the agreed-upon price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy, the underlying investment at the agreed-upon price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract.

      The purchase of call options can serve as a long hedge, and the purchase of put options can serve as a short hedge. Writing put or call options can enable the funds to enhance income or yield by reason of the premiums paid by the purchasers of such options. However, if the market price of the security underlying a put option declines to less than the exercise price of the option, minus the premium received, the funds would expect to suffer a loss.

      Writing call options can serve as a limited short hedge, because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a fund will be obligated to sell the security or currency at less than its market value. If the call option is an OTC option, the securities or other assets used as cover would be considered illiquid to the extent described under "Illiquid and Restricted Investments."

      Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a fund will be obligated to purchase the security or currency at more than its market value. If the put option is an OTC option, the securities or other assets used as cover would be considered illiquid to the extent described under "Illiquid and Restricted Investments."

      The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options that expire unexercised have no value.

      Each fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit a fund to realize profits or limit losses on an option position prior to its exercise or expiration.

      RISKS OF OPTIONS ON SECURITIES. Options offer large amounts of leverage, which will result in a fund's net asset value being more sensitive to changes in the value of the related instrument. A fund may purchase or write both exchange-traded and OTC options. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by a fund as well as the loss of any expected benefit of the transaction.

      The funds' ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that the funds will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, a fund might be unable to close out an OTC option position at any time prior to its expiration.

      If a fund was unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a fund could cause material losses because the fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

      OPTIONS ON INDICES. Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts. When a fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple ("multiplier"), which determines the total dollar value for each point of such difference. When a fund buys a call on an index, it pays a premium and has the same rights to such call as are indicated above. When a fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the fund's exercise of the put, to deliver to the fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the fund to deliver to it an amount of cash equal to the difference between the closing level of the index and exercise price times the multiplier if the closing level is less than the exercise price.

      RISKS OF OPTIONS ON INDICES. The risks of investment in options on indices may be greater than options on securities. Because index options are settled in cash, when a fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

      Even if a fund could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, a fund as the call writer will not learn that the fund has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date. By the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

      If a fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

      OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

      Generally, OTC foreign currency options used by the funds are European-style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.

      FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. The purchase of futures or call options on futures can serve as a long hedge, and the sale of futures or the purchase of put options on futures can serve as a short hedge. Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on securities or indices. Similarly, writing put options on futures contracts can serve as a limited long hedge. Futures contracts and options on futures contracts can also be purchased and sold to attempt to enhance income or yield.

      No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract a fund is required to deposit "initial margin" in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

      Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking-to-market." Variation margin does not involve borrowing, but rather represents a daily settlement of a fund's obligations to or from a futures broker. When a fund purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk. In contrast, when a fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

      Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

      Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

      If a fund was unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

      RISKS OF FUTURES CONTRACTS AND OPTIONS THEREON. The ordinary spreads between prices in the cash and futures markets (including the options on futures market), due to differences in the natures of those markets, are subject to the following factors, which may create distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate, currency exchange rate or stock market trends by the adviser may still not result in a successful transaction. The adviser may be incorrect in its expectations as to the extent of various interest rate, currency exchange rate or stock market movements or the time span within which the movements take place.

      INDEX FUTURES. The risk of imperfect correlation between movements in the price of an index futures and movements in the price of the securities that are the subject of the hedge increases as the composition of a fund's portfolio diverges from the securities included in the applicable index. The price of the index futures may move more than or less than the price of the securities being hedged. If the price of the index futures moves less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, a fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the futures contract. If the price of the futures contract moves more than the price of the securities, a fund will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the index futures, a fund may buy or sell index futures in a greater dollar amount than the dollar amount of the securities being hedged if the historical volatility of the prices of such securities being hedged is more than the historical volatility of the prices of the securities included in the index. It is also possible that, where a fund has sold index futures contracts to hedge against decline in the market, the market may advance and the value of the securities held in the portfolio may decline. If this occurred, the fund would lose money on the futures contract and also experience a decline in value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the market indices on which the futures contracts are based.

      Where index futures are purchased to hedge against a possible increase in the price of securities before a fund is able to invest in them in an orderly fashion, it is possible that the market may decline instead. If the fund then concludes not to invest in them at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

      To the extent that a fund enters into futures contracts, options on futures contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case that are not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money" at the time of purchase) may not exceed 5% of the liquidation value of the fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the fund has entered into. (In general, a call option on a futures contract is "in-the-money" if the value of the underlying futures contract exceeds the strike, i.e., exercise, price of the call; a put option on a futures contract is "in-the-money" if the value of the underlying futures contract is exceeded by the strike price of the put.) This policy does not limit to 5% the percentage of a fund's assets that are at risk in futures contracts, options on futures contracts and currency options.

      TURNOVER. A fund's options and futures activities may affect its turnover rate and brokerage commission payments. The exercise of calls or puts written by a fund, and the sale or purchase of futures contracts, may cause it to sell or purchase related investments, thus increasing its turnover rate. Once a fund has received an exercise notice on an option it has written, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price. The exercise of puts purchased by a fund may also cause the sale of related investments, also increasing turnover; although such exercise is within a fund's control, holding a protective put might cause it to sell the related investments for reasons that would not exist in the absence of the put. A fund will pay a brokerage commission each time it buys or sells a put or call or purchases or sells a futures contract. Such commissions may be higher than those that would apply to direct purchases or sales.

    ORGANIZATION; BOARD MEMBERS, OFFICERS AND PRINCIPAL HOLDERS OF SECURITIES

      The Trust is governed by a board of trustees which oversees its operations and which is authorized to establish additional series and to issue an unlimited number of shares of beneficial interest of the Trust as applicable, for each existing or future series.

      The trustees ("board members") and executive officers of the Trust, their ages, business addresses and principal occupations during the past five years are:

                                                  BUSINESS EXPERIENCE; OTHER
NAME AND ADDRESS*; AGE    POSITION WITH TRUST            DIRECTORSHIPS
----------------------    -------------------     --------------------------

Richard W. Hutson                  Trustee      Mr. Hutson retired as a Senior
Age: 61                                         Principal of Hewitt Associates
                                                LLC in 1996, after 32 years with
                                                the firm.  Presently Mr. Hutson
                                                is a  member of the Board of
                                                Trustees of European Investors
                                                Inc. Realty Securities Trust,
                                                Chairman of the Board of Harris
                                                Bank Libertyville, a member of
                                                the Board of Directors of Wells
                                                Manufacturing Corporation, and
                                                Chairman of the Investment
                                                Committee of Ball State
                                                University Foundation.

Richard D. Driscoll                Trustee      Mr. Driscoll retired as
Age: 69                                         Chairman and CEO of Bank of New
                                                England in 1990, after 33 years
                                                with the firm. He then served as
                                                President and Chief Executive
                                                Officer of the Massachusetts
                                                Bankers Association unti 1997.
                                                Presently Mr. Driscoll serves as
                                                Chairman of Charlesbank Homes,
                                                Vice Chairman of Massachusetts
                                                Business Development Corp,
                                                President of Holyhood Cemetery
                                                Association, and as a Director
                                                of Morgan Memorial (Goodwill
                                                Industries).

Robert W. Uek                      Trustee      Mr. Uek retired from
Age: 59                                         Pricewaterhouse Coopers LLP in
                                                1999, where he had been a
                                                partner specializing in the
                                                investment management industry,
                                                and had served as Chairman of
                                                legacy Coopers & Lybrand's
                                                Global Investment Management
                                                Industry Group.  Presently Mr.
                                                Uek serves as a Trustee of the

                                                  BUSINESS EXPERIENCE; OTHER
NAME AND ADDRESS*; AGE    POSITION WITH TRUST            DIRECTORSHIPS
----------------------    -------------------     --------------------------

                                                New England Aquarium (Boston),
                                                Anatolia College (Thessaloniki,
                                                Greece) and Raymond Moore
                                                Foundation (Dennis, MA).

David M. Spungen**                Trustee,      Mr. Spungen is Managing
Age: 38                           President     Director of Hillview Advisors.
                                                Prior to 1999, he was a
                                                Principal of CMS Investment
                                                Resources, Inc.  Mr. Spungen
                                                was a Trustee of Hirtle
                                                Callaghan Trust from July 1995
                                                to March 2000.

Gary R. Sobelman**             Vice President   Mr. Sobelman is a Managing
Age: 38                                         Director of Hillview Advisors.
                                                Prior to 1999, he was a
                                                Principal of  CMS Investment
                                                Resources, Inc.

M. Kathleen Wood**                Secretary     Ms. Wood is Director of
Age: 38                                         Investment Operations of
                                                Hillview Advisors and Vice
                                                President of Value Asset
                                                Management, Inc.  Prior to
                                                September 1997, she was Vice
                                                President of The Managers Funds.

Joseph A. Bracken**               Assistant     Mr. Bracken is Director of
Age:  33                        Secretary and   Client Services of Hillview
                                  Treasurer     Advisors.  Prior to April 1999,
                                                he was Director of Client
                                                Services of CMS Companies.
-----------
* Unless otherwise indicated, the business address of each listed person is 1055 Washington Boulevard, Stamford, CT 06901.

**Ms. Wood and Messrs. Spungen, Sobelman and Bracken are each an "interested person" of the fund as defined in the Investment Company Act by virtue of his/her position with Hillview Advisors.

      The Trust pays trustees who are not "interested persons" of the Trust ("disinterested trustees") approximately $10,000 annually. The Trust pays such board members $1,000 for each board meeting and each separate meeting of a board committee. The Trust presently pays each such trustee $5,000 annually, plus any additional annual amounts due for board or committee meetings. All board members are reimbursed for any expenses incurred in attending meetings. Board members and officers own in the aggregate less than 1% of the shares of each fund. Because Hillview Advisors and PFPC perform substantially all of the services necessary for the operation of the Trust and each fund, the Trust requires no employees. No officer, director or employee of Hillview Advisors or VAM presently receives any compensation from the Trust for acting as a trustee or officer.

      As of the date of this Statement of Information, no shareholder owned 5% or more of the Alpha Fund's or the International Alpha Fund's shares.

                INVESTMENT ADVISORY AND DISTRIBUTION ARRANGEMENTS

      INVESTMENT ADVISORY ARRANGEMENTS. Hillview Advisors acts as the investment adviser and sponsor of the funds pursuant to an advisory contract ("Advisory Contract") with the Trust. Hillview Advisors is controlled by VAM, which is controlled by BancBoston Ventures Inc., which is a wholly-owned subsidiary of Fleet Boston Financial Corp. Under the Advisory Contract, each fund pays

Hillview Advisors a fee, computed daily and paid monthly, at the annual rate of 0.25% of its average daily net assets.

      Under the terms of the Advisory Contract, each fund bears all expenses incurred in its operation that are not specifically assumed by Hillview
Advisors. Expenses borne by the funds include the following: (1) the cost (including brokerage commissions, if any) of securities purchased or sold by a fund and any losses incurred in connection therewith; (2) fees payable to and expenses incurred on behalf of a fund by Hillview Advisors; (3) organizational expenses; (4) filing fees and expenses relating to the registration and qualification of each fund's shares under federal and state securities laws and maintenance of such registrations and qualifications; (5) fees and salaries payable to trustees who are not interested persons of the funds or Hillview Advisors; (6) all expenses incurred in connection with the trustees' services, including travel expenses; (7) taxes (including any income or franchise taxes) and governmental fees; (8) costs of any liability, uncollectible items of deposit and other insurance or fidelity bonds; (9) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against a fund for violation of any law; (10) legal, accounting and auditing expenses, including legal fees of special counsel for the independent trustees;
(11) charges of custodians, transfer agents and other agents; (12) costs of preparing share certificates; (13) expenses of setting in type and printing prospectuses and supplements thereto, statements of additional information and supplements thereto, reports and proxy materials for existing shareholders and costs of mailing such materials to existing shareholders; (14) any extraordinary expenses (including fees and disbursements of counsel) incurred by a fund; (15) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (16) costs of mailing and tabulating proxies and costs of meetings of shareholders, the board and any committees thereof; (17) the cost of investment company literature and other publications provided to trustees and officers; and (18) costs of mailing, stationery and communications equipment.

      Under the Advisory Contract, Hillview Advisors will not be liable for any error of judgment or mistake of law or for any loss suffered by a fund in connection with the performance of the Advisory Contract, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Hillview Advisors in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Advisory Contract terminates automatically upon its assignment and is terminable at any time without penalty by the board or by vote of the holders of a majority of the fund's outstanding voting securities, on 60 days' written notice to Hillview Advisors or by Hillview Advisors on 60 days' written notice to the Trust.

      INVESTMENT ADVISORY ARRANGEMENTS. Hillview Advisors acts as the investment adviser and sponsor of the funds pursuant to an advisory contract ("Advisory Contract") with the Trust. Hillview Advisors is majority owned by VAM, which is controlled by BancBoston Ventures, Inc., a wholly-owned subsidiary of Fleet Boston Financial Corp. Under the Advisory Contract, each fund pays Hillview Advisors a fee, computed daily and paid monthly, at the annual rate of 0.25% of its average daily net assets.

      INVESTMENT SUB-ADVISORY AGREEMENTS. Each sub-adviser serves as an investment adviser pursuant to a separate Investment Sub-Advisory Agreement among itself, the Trust, on behalf of each fund, and Hillview Advisors (each a

"Sub-Advisory Agreement" and collectively, the "Sub-Advisory Agreements"). All of the Sub-Advisory Agreements have substantially similar terms. The Alpha Fund pays sub-advisory fees to the sub-advisers based on annual percentage rates of the value of the portion of the Alpha Fund's portfolio managed by each sub-adviser. Harris receives an annual sub-advisory fee of 0.75% of the average daily assets on the first $20 million of the portion of the fund's portfolio it manages, and 0.50% of the average daily assets of the rest of the portion of the fund's assets it manages. Nevis Capital receives an annual sub-advisory fee of 1.50% of the average daily assets of the portion of the fund's portfolio it manages. Shaker Investments receives an annual sub-advisory fee of 1.00% of the average daily assets of the portion of the fund's portfolio it manages. Pzena receives an annual sub-advisory fee of 1.00% of the average daily assets of the first $30 million of the portion of the fund's portfolio it manages and 0.75% of the average daily assets of the rest of the portion of the fund's assets it manages thereafter. Frontier receives an annual sub-advisory fee of 1.00% of the average daily assets of the first $25 million of the portion of the fund's portfolio it manages and 0.75% of the average daily assets of the rest of the portion of the fund's portfolio it manages.

      The  International  Alpha Fund pays  sub-advisory fees to the sub-advisers based on annual percentage rates of the value of the portion of the International Alpha Fund's portfolio by each sub-adviser. Harris receives an annual sub-advisory fee of 0.75% of the average daily assets on the first $25 million of the portion of the fund's portfolio it manages, 0.70% of the average daily assets of the next $25 million, 0.60% of the average daily assets of the next $50 million and 0.50% of the average daily assets of the rest of the portion of the fund's assets it manages. BPI receives an annual sub-advisory fee of 0.80% of the average daily assets on the first $20 million of the portion of the fund's portfolio it manages, 0.60% of the average daily assets on the next $30 million it manages, 0.50% of the average daily assets of the next $50 million it manages, and a negotiable rate on amounts greater than $100 million that it manages. Deutsche Asset Management receives an annual sub-advisory fee of 0.60% of the average daily assets on the first $20 million of the portion of the fund's portfolio it manages and 0.55% of the average daily assets of amounts greater than $20 million (if the breakpoint of $20 million is attained in the first year of the contract; otherwise the breakpoint will be $50 million). Waterford receives an annual sub-advisory fee of 2.00% of the average daily assets of the portion of the fund's portfolio it manages.

      Under the terms of the Sub-Advisory Agreements, the sub-advisers bear all expenses they incur in connection with the services provided under the contract other than the cost of securities (including brokerage commissions, if any) provided for a fund.

      The Trust's Board of Trustees approves the Sub-Advisory Agreements for an initial two-year period. Thereafter, they are renewable annually. Under the Sub-Advisory Agreements, The sub-advisors will not be liable for any error of judgment or mistake of law or for any loss suffered by a fund in connection with the performance of the Sub-Advisory Agreements, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the sub-advisors in the performance of their duties or from reckless disregard of their duties and obligations thereunder. The Sub-Advisory Agreements terminate automatically upon their assignment and are terminable (1) by any party immediately upon written notice if there is a material breach by another party,
(2) by any party at any time without penalty upon 30 days' written notice to the other two parties, and (3) by the Trust or Hillview Advisors immediately if, in the reasonable judgment of either, the sub-adviser becomes unable to discharge its duties under its Sub-Advisory Agreement. The Sub-Advisory Agreements may be terminated at any time, without the payment of any penalty, by the Board of Trustees or by a vote of the holders of a majority of a fund's outstanding voting securities on not more than thrity days' written notice.

      PERSONAL TRADING POLICIES. Hillview Advisors personnel may invest in securities for their own accounts pursuant to a code of ethics that describes the fiduciary duty owed to shareholders of Hillview mutual funds and other Hillview Advisors advisory accounts by all Hillview Advisors' trustees, officers and employees, establishes procedures for personal investing and restricts certain transactions. For example, personal trades in most securities require pre-clearance and short-term trading and participation in initial public offerings generally are prohibited. In addition, the code of ethics puts restrictions on the timing of personal investing in relation to trades by Hillview funds and other Hillview Advisors advisory clients.

      DISTRIBUTION ARRANGEMENTS. PFPC Distributors, Inc., an affiliate of PFPC, acts as the distributor of shares of the funds under a distribution contract with the Trust ("Distribution Contracts"). The Distribution Contract requires PFPC to use its best efforts, consistent with its other businesses, to sell shares of the funds. Shares of the funds are offered continuously. The funds are distributed through PFPC Distributors, Inc. primarily to clients of Hillview Advisors.

                             PORTFOLIO TRANSACTIONS

      Subject to policies established by the board, the sub-advisers are responsible for the execution of a fund's portfolio transactions and the allocation of brokerage transactions. In executing portfolio transactions, the sub-advisers seek to obtain the best net results for the funds, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities of the firm involved. While the sub-advisers generally seek reasonably competitive commission rates, payment of the lowest commission is not necessarily consistent with obtaining the best net results. Prices paid to dealers in principal transactions generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at the time. The funds may invest in securities traded in the over-the-counter market and will engage primarily in transactions directly with the dealers who make markets in such securities, unless a better price or execution could be obtained by using a broker.

      Transactions in futures contracts are executed through futures commission merchants ("FCMs"), who receive brokerage commissions for their services. The funds' procedures in selecting FCMs to execute its transactions in futures contracts are similar to those in effect with respect to brokerage transactions in securities.

      In selecting brokers, the sub-advisers will consider the full range and quality of a broker's services. Consistent with the interests of the funds and subject to the review of the board, the sub-advisers may cause a fund to purchase and sell portfolio securities through brokers who provide the sub-advisers with brokerage or research services. A fund may pay those brokers a higher commission than may be charged by other brokers, provided that the sub-advisers determine in good faith that the commission is reasonable in terms either of that particular transaction or of the overall responsibility of the sub-advisers to the fund and their other clients.

      Research services obtained from brokers may include written reports, pricing and appraisal services, analysis of issues raised in proxy statements, educational seminars, subscriptions, portfolio attribution and monitoring services, and computer hardware, software and access charges which are directly related to investment research. Research services may be received in the form of written reports, online services, telephone contacts and personal meetings with security analysts, economists, corporate and industry spokespersons, and government representatives.

      For purchases or sales with broker-dealer firms that act as principal, the sub-advisers seeks best execution. Although the sub-advisers may receive certain research or execution services in connection with these transactions, the sub-advisers will not purchase securities at a higher price or sell securities at a lower price than would otherwise be paid if no weight was attributed to the services provided by the executing dealer. The sub-advisers may engage in agency transactions in over-the-counter securities in return for research and execution services. These transactions are entered into only pursuant to procedures that are designed to ensure that the transaction (including commissions) is at least as favorable as it would have been if effected directly with a market-maker that did not provide research or execution services.

      Research services and information received from brokers or dealers are supplemental to the sub-advisers' own research efforts and, when utilized, are subject to internal analysis before being incorporated into its investment processes. Information and research services furnished by brokers or dealers through which or with which a fund effects securities transactions may be used by the sub-advisers in advising other funds or accounts and, conversely, research services furnished to the sub-advisers by brokers or dealers in connection with other funds or accounts that it advises may be used in advising the funds.

      Investment decisions for the funds and for other investment accounts managed by the sub-advisers are made independently of each other in light of differing considerations for the various accounts. However, the same investment decision may occasionally be made for a fund and one or more accounts. In those cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated between that fund and the other account(s) as to amount according to a formula deemed equitable to the fund and the other account(s). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the funds are concerned, or upon their ability to complete their entire order, in other cases it is believed that coordination and the ability to participate in volume transactions will be beneficial to the funds.

      PORTFOLIO TURNOVER. The funds' annual portfolio turnover rates may vary greatly from year to year, but they will not be a limiting factor when management deems portfolio changes appropriate. The portfolio turnover rate is calculated by dividing the lesser of a fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of securities in the portfolio during the year. Each fund is expected to have an annual turnover rate less than 100%.

                       ADDITIONAL EXCHANGE AND REDEMPTION
                         INFORMATION AND OTHER SERVICES

      ADDITIONAL EXCHANGE AND REDEMPTION INFORMATION. As discussed in the Prospectus, shares of a fund may be exchanged for shares of another Hillview mutual fund. Shareholders will receive at least 60 days' notice of any termination or material modification of the exchange offer, except no notice need be given if, under extraordinary circumstances, either redemptions are suspended under the circumstances described below or the fund temporarily delays or ceases the sales of its shares because it is unable to invest amounts effectively in accordance with the funds' investment objectives, policies and restrictions.

      If conditions exist that make cash payments undesirable, each fund reserves the right to honor any request for redemption by making payment in whole or in part in securities chosen by the fund and valued in the same way as they would be valued for purposes of computing the fund's net asset value. Any such redemption in kind will be made with readily marketable securities, to the extent available. If payment is made in securities, a shareholder will incur brokerage or transactional expenses in converting those securities into cash, will be subject to fluctuation in the market price of those securities until they are sold, and may realize taxable gain or loss (depending on the value of the securities received and the shareholder's adjusted basis of the redeemed shares).

      The funds may suspend redemption privileges or postpone the date of payment during any period (1) when the New York Stock Exchange is closed or trading on the New York Stock Exchange is restricted as determined by the SEC,
(2) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for a fund to dispose of securities it owns or to fairly determine the value of its assets or (3) as the SEC may otherwise permit. The redemption price may be more or less than the shareholder's cost, depending on the market value of a fund's portfolio at the time.

      SERVICE ORGANIZATIONS. A fund may authorize service organizations, and their agents, to accept on its behalf purchase and redemption orders that are in "good form." A fund will be deemed to have received these purchase and redemption orders when a service organization or its agent accepts them. Like all customer orders, these orders will be priced based on the fund's net asset value next computed after receipt of the order by the service organizations or their agents. Service organizations may include retirement plan service providers who aggregate purchase and redemption instructions received from numerous retirement plans or plan participants.

                               VALUATION OF SHARES

      Each fund determines its net asset value per share, normally as of the close of regular trading (usually 4:00 p.m., Eastern time) on the New York Stock Exchange on each Business Day, which is defined as each Monday through Friday when the New York Stock Exchange is open. Prices will be calculated earlier when the New York Stock Exchange closes early because trading has been halted for the day. Currently the New York Stock Exchange is closed on the observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents'

Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

      Securities that are listed on exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by Hillview Advisers as the primary market. Securities traded in the over-the-counter market and listed on the Nasdaq Stock Market ("Nasdaq") normally are valued at the last available sale price on Nasdaq prior to valuation; other over-the-counter securities are valued at the last bid price available prior to valuation. Where market quotations are readily available, portfolio securities are valued based upon market quotations, provided those quotations adequately reflect, in the judgment of Hillview Advisers, the fair value of the security. Where those market quotations are not readily available, securities are valued based upon appraisals received from a pricing service using a computerized matrix system or based upon appraisals derived from information concerning the security or similar securities received from recognized dealers in those securities. All other securities and other assets are valued at fair value as determined in good faith by or under the direction of the board. The amortized cost method of valuation generally is used to value debt obligations with 60 days or less remaining until maturity, unless the board determines that this does not represent fair value.

                             PERFORMANCE INFORMATION

      TOTAL  RETURN   CALCULATIONS.   Average   annual   total   return   quotes
("Standardized Return") used in each fund's Performance Advertisements are calculated according to the following formula:

               n
       P(1 + T) =     ERV
     where:   P =  a hypothetical initial payment of $1,000 to purchase shares of a specified class
              T = average annual total return of shares of that class n = number of years
            ERV = ending redeemable value of a hypothetical $1,000 payment at the beginning of that period.

      Under the foregoing formula, the time periods used in Performance Advertisements will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertisement for publication. Total return, or "T" in the formula above, is computed by finding the average annual change in the value of an initial $1,000 investment over the period. All dividends and other distributions are assumed to have been reinvested at net asset value.

      The funds also may refer in Performance Advertisements to total return performance data that are not calculated according to the formula set forth above ("Non-Standardized Return"). The funds calculate Non-Standardized Return for specified periods of time by assuming an investment of $1,000 in fund shares and assuming the reinvestment of all dividends and other distributions. The rate of return is determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the initial value.

      OTHER INFORMATION. In Performance Advertisements, the funds may compare their Standardized Return and/or their Non-Standardized Return with data published by Lipper Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), Wiesenberger Investment Companies Service ("Wiesenberger"), Investment Company Data, Inc. ("ICD") or Morningstar Mutual Funds ("Morningstar"), or with the performance of recognized stock, bond and other indices, including the Lehman Bond Index, the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), the Dow Jones Industrial Average, the Morgan Stanley Capital International World Index, the Lehman Brothers Treasury Bond Index, and changes in the Consumer Price Index as published by the U.S. Department of Commerce. The funds also may refer in these materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper, CDA, Wiesenberger, ICD or Morningstar. Performance Advertisements also may refer to discussions of the funds and comparative mutual fund data and ratings reported in independent periodicals, including THE WALL STREET JOURNAL, MONEY Magazine, FORBES, BUSINESS WEEK, FINANCIAL WORLD, BARRON'S, FORTUNE, THE NEW YORK TIMES, THE CHICAGO TRIBUNE, THE WASHINGTON POST and THE KIPLINGER LETTERS. Comparisons in Performance Advertisements may be in graphic form.

      The funds may include discussions or illustrations of the effects of compounding in Performance Advertisements. "Compounding" refers to the fact that, if dividends or other distributions on a fund investment are reinvested in additional fund shares, any future income or capital appreciation of the fund would increase the value, not only of the original fund investment, but also of the additional fund shares received through reinvestment. As a result, the value of a fund investment would increase more quickly than if dividends or other distributions had been paid in cash.

      The funds may also compare their performance with the performance of bank certificates of deposit (CDs) as measured by the CDA Certificate of Deposit Index, the Bank Rate Monitor National Index and the averages of yields of CDs of major banks published by Banxquote(R) Money Markets. In comparing the funds' performance to CD performance, investors should keep in mind that bank CDs are insured in whole or in part by an agency of the U.S. government and offer fixed principal and fixed or variable rates of interest, and that bank CD yields may vary depending on the financial institution offering the CD and prevailing interest rates. Shares of the funds are not insured or guaranteed by the U.S. government and returns and net asset values will fluctuate. An investment in any fund involves greater risks than an investment in either a money market fund or a CD.

                                      TAXES

      BACKUP WITHHOLDING. Each fund is required to withhold 31% of all taxable dividends, capital gain distributions and redemption proceeds payable to individuals and certain other non-corporate shareholders who do not provide the funds or Hillview Advisors with a correct taxpayer identification number. Withholding at that rate also is required from dividends and capital gain distributions payable to those shareholders who otherwise are subject to backup withholding.

      SALE OR EXCHANGE OF FUND SHARES. A shareholder's sale (redemption) of shares may result in a taxable gain or loss, depending on whether the shareholder receives more or less than his or her adjusted basis for the shares. An exchange of any fund's shares for shares of another Hillview mutual fund generally will have similar tax consequences. In addition, if a fund's shares are bought within 30 days before or after selling other shares of the fund (regardless of class) at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares.

      QUALIFICATION AS A REGULATED INVESTMENT COMPANY. Each fund intends to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended. If a fund failed to qualify for treatment as a RIC for any taxable year, (i) it would be taxed at corporate rates on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (ii) the shareholders would treat all those distributions including distributions of net capital gain (I.E., the excess of net long-term capital gain over net short-term capital loss), as dividends (that is, ordinary income) to the extent of the fund's earnings and profits. To qualify for treatment as a RIC under the Code, a fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and net short-term capital gain) and must meet several additional requirements. These requirements include the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities, or other income (including gains from options or futures) derived with respect to its business of investing in securities ("Income Requirement"); (2) at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities that are limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund's total assets; and (3) at the close of each quarter of the fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. If a fund failed to qualify for treatment as a RIC for any taxable year, it would be taxed as an ordinary corporation on its taxable income for that year (even if that income was distributed to its shareholders) and all distributions out of its earnings and profits would be taxable to its shareholders as dividends (that is, ordinary income).

      OTHER INFORMATION. Dividends and other distributions declared by a fund in October, November or December of any year and payable to shareholders of record on a date in any of those months will be deemed to have been paid by the fund and received by the shareholders on December 31 of that year if the distributions are paid by the fund during the following January.

      A portion of the dividends from a fund's investment company taxable income (whether paid in cash or in additional shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by the fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax.

      If fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received thereon.

      Investors also should be aware that if shares are purchased shortly before the record date for a capital gain distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

      Dividends and interest received, and gains realized, by a fund on foreign securities may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions (collectively "foreign taxes") that would reduce the return on its securities. Tax conventions between certain countries and the United States, however, may reduce or eliminate foreign taxes, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of a fund's total assets at the close of its taxable year consists of securities of foreign corporations, it will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign taxes paid by it. Pursuant to the election, the fund would treat those taxes as dividends paid to its shareholders and each shareholder (1) would be required to include in gross income, and treat as paid by him or her, his or her proportionate share of those taxes, (2) would be required to treat his or her share of those taxes and of any dividend paid by the fund that represents income from foreign or U.S. possessions sources as his or her own income from those sources, and (3) could either deduct the foreign taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his or her federal income tax. Each fund will report to its shareholders shortly after each taxable year its respective shares of foreign taxes paid and the income from sources within, and taxes paid to, foreign countries and U.S. possessions if it makes this election. Individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Forms 1099 and all of whose foreign source income is "qualified passive income" may elect each year to be exempt from the extremely complicated foreign tax credit limitation, in which event they would be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.

      Each fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary (taxable) income for the calendar year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

      The use of hedging strategies, such as writing (selling) and purchasing futures contracts, involves complex rules that determine for income tax purposes the amount, character and timing of recognition of the gains and losses a fund realizes in connection therewith. Gains from options and futures contracts derived by a fund with respect to its business of investing in securities, qualify as permissible income under the Income Requirement.

      If a fund has an "appreciated financial position"-- generally, an interest (including an interest through a futures contract) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis--and enters into a "constructive sale" of the position, the fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures or forward currency contract entered into by a fund or a related person with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to a fund's transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

      The foregoing is only a general summary of some of the important federal income tax considerations generally affecting the funds and their shareholders. No attempt is made to present a complete explanation of the federal tax treatment of each fund's activities, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisers for more detailed information and for information regarding any state, local or foreign taxes applicable to the funds and to dividends and distributions therefrom.

                                OTHER INFORMATION

      DELAWARE BUSINESS TRUSTS. The Trust is a Delaware business trust organized on April 14, 2000. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Board of Trustees has created two series of shares, Hillview Alpha Fund and Hillview International Alpha Fund, and may create additional series in the future, with the separate rights and liabilities.

      Each share of a fund represents an interest in the corresponding fund proportionately equal to the interest of each other share. Each share is entitled to one vote for the election of trustees and any other matter submitted to a vote of the fund shareholders. Fractional shares have fractional voting rights. Voting rights are not cumulative. All shares of a fund are fully paid and non-assessable and have no preemptive or conversion rights. The Board of Trustees may create additional classes of shares in the future, with the separate rights and liabilities.

      Shareholder meetings will not be held except where the 1940 Act requires a shareholder vote on certain matters (including election of trustees and changes to a fund's fundamental investment policies), as the Board of Trustees from time to time deems appropriate. A special meeting may be called solely for the purpose of removing one or more Trustees when requested in writing by the recordholders of 10% or more of the outstanding shares of the Trust.

      Shareholders of funds could, under certain circumstances, be held personally liable for the obligations of the fund or its Trust. However, the Trust's Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust or the funds and requires that notice of such disclaimer be given in each note, bond, contract, instrument, certificate or undertaking made or issued by the board members or by any officers or officer by or on behalf of the Trust or the funds, the board members or any of them in connection with the Trust. The Declaration of Trust provides for indemnification from each fund's property for all losses and expenses of any shareholder held personally liable for the obligations of that fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the funds themselves would be unable to meet their obligations, a possibility that Hillview Advisers believes is remote and not material. Upon payment of any liability incurred by a shareholder solely by reason of being or having been a shareholder, the shareholder paying such liability would be entitled to reimbursement from the general assets of the applicable fund. The board members intend to conduct the funds' operations in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the funds.

      VOTING RIGHTS. Shareholders of each fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and, as a result, the holders of more than 50% of all the shares of a fund (or the Trust, which has more than one series) may elect all of the board members of that fund or Trust. The shares of the funds will be voted together. The shares of each series of the Trust will be voted separately, except when an aggregate vote of all the series of the Trust is required by law.

      The funds do not hold annual meetings. Shareholders of record of no less than two-thirds of the outstanding shares of the Trust or a fund (as applicable) may remove a board member through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called to vote on the removal of a board member at the written request of holders of 10% of the outstanding shares of the Trust.

      CODES OF ETHICS. The Trust, Hillview Advisors, the sub-advisers and the fund's distributor have each adopted codes of ethics under Rule 17j-1 of the 1940 Act. Subject to certain restrictions, the codes of ethics permit persons subject to the codes to invest in securities that may be purchased or held by the funds.

      CUSTODIAN AND RECORDKEEPING AGENT; TRANSFER AND DIVIDEND AGENT. PFPC Trust Company, a subsidiary of PNC Bank and located at 200 Stevens Drive, Lester, Pennsylvania, serves as custodian and recordkeeping agent for the funds. PFPC Inc., a subsidiary of PNC Bank, N.A., serves as the funds' transfer and dividend disbursing agent. It is located at 211 South Gulph Road, King of Prussia, PA 19406.

      COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, serves as counsel to the funds. The law firm of Richards, Layton & Finger, P.A., One Rodney Square, P.O. Box 551, Wilmington, DE 19899, serves as Delaware counsel to the funds.

      AUDITORS. PricewaterhouseCoopers, located at Two Commerce Square, 2001 Market Street, Philadelphia, PA 19103-7042, serves as independent auditors for the funds.

                              FINANCIAL STATEMENTS

                          HILLVIEW INVESTMENT TRUST II
                      STATEMENTS OF ASSETS AND LIABILITIES
                                  JULY 20, 2000

                                 ALPHA   INTERNATIONAL
                                  FUND     ALPHA FUND

            Assets:

              Cash             $   -         $100,000
  Receivable from the Adviser    76,003        21,836
   Deferred offering expenses    21,185        21,185
                               -------------------------

          Total Assets           97,188       143,021
                               -------------------------

         Liabilities:
  Organizational costs payable   76,003        21,836
     Offering costs payable      21,185        21,185
                               -------------------------

       Total Liabilities         97,188        43,021
                               -------------------------


           Net Assets
  Paid in capital (Applicable
  to 8,333.334 Class I shares
  of beneficial interest of the
    International Alpha Fund
    issued and outstanding,
  unlimited shares authorized) $  -        $ 100,000
                               =========================




        Class Y shares
  Net asset value, offering and
  redemption price per share   $   -        $   12.00
                               =========================

                          HILLVIEW INVESTMENT TRUST II
                             STATEMENT OF OPERATIONS
                FOR THE PERIOD DECEMBER 1, 1999 TO JULY 20, 2000

                                    ALPHA     INTERNATIONAL
                                    FUND      ALPHA FUND


Investment Income                 $   -            -
                                 ------------ -----------

Expenses                           76,003       21,836
Expense reduction                 (76,003)     (21,836)
                                 ------------ -----------


   Net Income                     $   -            -
                                 ============ ===========




ORGANIZATION

Hillview Alpha Fund and Hillview International Alpha Fund ("Funds") are diversified series of Hillview Investment Trust II ("Trust"), a professionally managed, open-end management investment company. The Trust was established as a Delaware business trust under a Declaration of Trust dated July 20, 2000. The Trust currently offers one class of shares, Class A.

Costs incurred and to be incurred in connection with the organization of the Trust, estimated at $97,839, will be borne by the Funds, subject to the expense limitation agreement described in Note 2 below. Certain costs incurred and to be incurred in connection with the initial offering of shares of the Fund, estimated at $42,370, will be paid initially by the Fund's Adviser, Hillview Capital Advisors, LLC ("Hillview Advisors"). The Funds will reimburse Hillview Advisors for such costs, which will be deferred and amortized by the Funds over the period of benefit, not to exceed 12 months from the date the Funds commence operations. The Funds have had no operations to date other than the sale of 8,333.334 Class A shares of the Hillview International Alpha Fund to Hillview Advisors.

AGREEMENTS

Pursuant to an advisory agreement between the Trust and Hillview Advisors, Hillview Advisors will manage the Funds business and investment affairs. As compensation under the Advisory Agreement, Hillview Advisors will receive from the Fund an advisory fee, which is computed daily and paid monthly, equal to 1.30% of the Alpha Fund's average daily net assets and 1.10% of the International Alpha Fund's average daily net assets which represents the advisory fee and a composite of the fees to be paid to each sub-adviser assuming a generally equal allocation of assets among the current sub-advisors. The contractual sub-advisory fee rates vary based on the amount of assets managed by each sub-adviser, and the allocations to each sub-adviser will vary over time. Hillview Advisors serves as the investment manager for the Funds under the terms of its investment advisory agreement with the Trust ("Hillview Agreement"). Officers of Hillview Advisors serve as the Executive Officers of the Fund and/or as members of the Board of Trustees. For its services under the Hillview Agreement, Hillview Advisors receives an annual fee of 0.25% of the Funds' average daily assets. Hillview Advisors has agreed to waive its fees and, if necessary, reimburse expenses for the period August 1, 2000 to June 30, 2001 to limit the expenses of the Funds so that Other Expenses (i.e. those expenses other than Management Fee and Sub-Advisory Fee) shall not exceed 0.35% of average daily net assets for Class A shares of the Alpha Fund and shall not exceed 0.75% of average daily net assets for Class A shares of the International Alpha Fund. Any waivers or reimbursements made by the Adviser during the period August 1, 2000 to June 30, 2001 are subject to repayment by the Funds, provided that the payments are reimbursed within three years of the payment being made and repayment does not result in the Funds' aggregate expenses exceeding the foregoing expense limitations. Hillview Advisors evaluates and selects leading investment management firms to sub-advise specified portions of each Fund. Hillview Advisors also monitors the performance and operations of the sub-advisers as well as any changes in the sub-advisers' organizations or business operations that may affect a sub-adviser's future performance.


The Alpha Fund pays sub-advisory fees to the sub-advisers based on annual percentage rates of the value of the portion of the Alpha Fund's portfolio managed by each sub-adviser. Harris receives an annual sub-advisory fee of 0.75% of the average daily assets on the first $20 million of the portion of the fund's portfolio it manages, and 0.50% of the average daily assets of the rest of the portion of the fund's assets it manages. Nevis Capital receives an annual sub-advisory fee of 1.50% of the average daily assets of the portion of the fund's portfolio it manages. Shaker Investments receives an annual sub-advisory fee of 1.00% of the average daily assets of the portion of the fund's portfolio it manages. Pzena receives an annual sub-advisory fee of 1.00% of the average daily assets of the first $30 million of the portion of the fund's portfolio it manages and 0.75% of the average daily assets of the rest of the portion of the fund's assets it manages thereafter. Frontier receives an annual sub-advisory fee of 1.00% of the average daily assets of the first $25 million of the portion of the fund's portfolio it manages and 0.75% of the average daily assets of the rest of the portion of the fund's portfolio it manages.

The International Alpha Fund pays sub-advisory fees to the sub-advisers based on annual percentage rates of the value of the portion of the International Alpha Fund's portfolio by each sub-adviser. Harris receives an annual sub-advisory fee of 0.75% of the average daily assets on the first $25 million of the portion of the fund's portfolio it manages, 0.70% of the average daily assets of the next $25 million, 0.60% of the average daily assets of the next $50 million and 0.50% of the average daily assets of the rest of the portion of the fund's assets it manages. BPI receives an annual sub-advisory fee of 0.80% of the average daily assets on the first $20 million of the portion of the fund's portfolio it manages, 0.60% of the average daily assets on the next $30 million it manages, 0.50% of the average daily assets of the next $50 million it manages, and a negotiable rate on amounts greater than $100 million that it manages. Deutsche Asset Management receives an annual sub-advisory fee of 0.60% of the average daily assets on the first $20 million of the portion of the fund's portfolio it manages and 0.55% of the average daily assets of amounts greater than $20 million (if the breakpoint of $20 million is attained in the first year of the contract; otherwise the breakpoint will be $50 million). Waterford receives an annual sub-advisory fee of 2.00% of the average daily assets of the portion of the fund's portfolio it manages.


The Trust recorded its initial organization costs of $97,839 as an expense during the period ended July 20, 2000 and recognized an offsetting expense reduction as a result of the Adviser's commitment to reimburse these costs. The Funds may be obliged to repay some or all of these costs to Hillview Advisors if the Agreement's conditions are met.


Pursuant to an Administrative and Accounting Service agreement, the Funds retain PFPC, Inc. ("PFPC") an indirect wholly-owned subsidiary of PNC Bank N.A. as Administrator, Accounting Services Agent and transfer and dividend disbursing agent. In addition, PFPC Trust Co. serves as the Funds' custodian.

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholder of Hillview Investment Trust II



In our opinion, the accompanying statements of assets and liabilities and the related statements of operations presents fairly, in all material respects, the financial position of Hillview Alpha Fund and Hillview International Alpha Fund (constituting the Hillview Investment Trust II, hereafter referred to as the "Trust") at July 20, 2000, and the results of its operations for the period then ended, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements  based on our  audit.  We  conducted  our  audit  of these  financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
August 4, 2000

YOU SHOULD RELY ONLY ON THE  INFORMATION                                Hillview
CONTAINED   OR   REFERRED   TO  IN   THE                              Alpha Fund
PROSPECTUS   AND   THIS   STATEMENT   OF                International Alpha Fund
ADDITIONAL  INFORMATION.  THE  FUNDS AND
THEIR  DISTRIBUTOR  HAVE NOT  AUTHORIZED
ANYONE TO PROVIDE  YOU WITH  INFORMATION
THAT IS DIFFERENT.  THE  PROSPECTUS  AND
THIS STATEMENT OF ADDITIONAL INFORMATION
ARE NOT AN OFFER TO SELL  SHARES  OF THE
FUNDS  IN  ANY  JURISDICTION  WHERE  THE
FUNDS OR  DISTRIBUTOR  MAY NOT  LAWFULLY
SELL THOSE SHARES.






              ------------







                                      ------------------------------------------

                                             Statement of Additional Information
                                                               September 1, 2000

                                      ------------------------------------------





                                                                        HILLVIEW




Copyright 2000 Hillview Investment Trust II

                                PART C:  OTHER INFORMATION
                                --------------------------


23.   Exhibits:
      (1)         (a)   Certificate of Trust as filed with the state of Delaware
                        (1)
                  (b)   Agreement and Declaration of Trust (1)
      (2)         By-laws (1)
      (3)         Instruments Defining Rights of Security Holders
                  (a)   Agreement and Declaration of Trust (1)
                  (b)   Bylaws (1)
      (4)         (a)   Revised Advisory Agreement (filed herewith)
                  (b)   Sub-Advisory Agreement with Harris Associates, L.P.
                        for Hillview Alpha Fund (1)
                  (c)   Sub-Advisory Agreement with Nevis Capital Management,
                        Inc. for Hillview Alpha Fund (1)
                  (d)   Sub-Advisory Agreement with Shaker Investments, Inc.
                        for Hillview Alpha Fund (1)
                  (e)   Sub-Advisory Agreement with Pzena Investment
                        Management, LLC for Hillview Alpha Fund (1)
                  (f)   Sub-Advisory Agreement with Frontier Capital
                        Management Company, LLC for Hillview Alpha Fund (1)
                  (g)   Sub-Advisory Agreements with BPI Global Asset
                        Management LLP for Hillview International Alpha Fund (1)
                  (h)   Sub-Advisory Agreements with Deutsche Asset
                        Management Investment Services, Ltd. for Hillview
                        International Alpha Fund (1)
                  (i)   Sub-Advisory Agreement with Waterford Management, LLC
                        for Hillview International Alpha Fund (1)
                  (j)   Sub-Advisory Agreement with Harris Associates, L.P.
                        for Hillview International Alpha Fund (1)
      (5)         Underwriting Agreement (1)
      (6)         Bonus or Profit Sharing Contracts - none
      (7)         Custodian Services Agreement (1)
      (8)         Other Material Contracts
                  (a)   Administration and Accounting Services Agreement (1)
                  (b)   Transfer Agency Services Agreement (1)
      (9)         (a)   Opinion of Kirkpatrick & Lockhart LLP as to the
                        legality of shares being offered (1)
                  (b)   Opinion of Richards, Layton & Finger, P.A. as to the
                        legality of shares being offered (1)
      (10)        Other Opinions
                  Accountants'  Consent (filed herewith)
      (11)        Omitted Financial Statements - not applicable
      (12)        Initial Capital Agreement (1)
      (13)        Distribution Plan pursuant to Rule 12b-1 - none
      (14)        Multiple Class Plan Pursuant to Rule 18f-3 - none
      (15)        Power of Attorney of the Trustees and Officers of the
                  Registrant (1)
      (16)        (a)   Code of Ethics for Hillview Investment Trust II  (1)
                  (b)   Code of Ethics for Hillview Capital Advisors, LLC (1)
                  (c)   Code of Ethics for Harris Associates, L.P. (1)
                  (d)   Code of Ethics for Nevis Capital Management, Inc.  (1)
                  (e)   Code of Ethics for Shaker Investments, Inc.  (1)
                  (f)   Code of Ethics for Pzena Investment Management LLC (1)
                  (g)   Code of Ethics for Frontier Capital Management
                        Company LLC  (1)
                  (h)   Code of Ethics for BPI Global Asset Management, LLP (1)
                  (i)   Code of Ethics for Deutsche Asset Management
                        Investment Services, Ltd.  (1)
                  (j)   Code of Ethics for Waterford Management, L.L.C.
                        (filed herewith)

------------------------------------------------------------------------------

(1) Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A, filed August 10, 1994. (File Nos. 333 - 34806 and 811 - 09901).

Item 24.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

      None.

Item 25.    INDEMNIFICATION

      Articles VIII and IX of the Declaration of Trust of the Trust state:

      Section 8.1. LIMITATION OF LIABILITY. A Trustee, when acting in such capacity, shall not be personally liable to any person for any act, omission, or obligation of the Trust or any Trustee; provided, however, that nothing contained herein or in the Delaware Act shall protect any Trustee against any liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee hereunder.

      Section 8.2. INDEMNIFICATION OF COVERED PERSONS. Every Covered Person shall be indemnified by the Trust to the fullest extent permitted by the Delaware Act and other applicable law.

      Section 8.3. INDEMNIFICATION OF SHAREHOLDERS. In case any Shareholder or former Shareholder of the Trust shall be held to be personally liable solely by reason of his being or having been a Shareholder of the Trust or any Portfolio or Class and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators, or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the assets belonging to the applicable Portfolio (or allocable to the applicable Class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Bylaws and applicable law. The Trust, on behalf of the affected Portfolio (or Class), shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of that Portfolio (or Class).

      Section 9.7. ...Notwithstanding anything else herein to the contrary, any amendment to Article VIII that would have the effect of reducing the indemnification provided thereby to Covered Persons or to Shareholders or former Shareholders, and any repeal or amendment of this sentence shall each require the affirmative vote of Shareholders owning at least two-thirds of the Outstanding Shares entitled to vote thereon....

      Article VII of the Bylaws of the Corporation states:

      Section 3. INDEMNIFICATION. Every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by the Delaware Business Trust Act, these Bylaws and other applicable law.

      Paragraph 8 of the Advisory Agreement between the Trust its adviser states:

      8. LIMITATION OF LIABILITY OF ADVISER AND INDEMNIFICATION. Adviser and its delegates, including any Sub-Adviser to any Fund or the trust, shall not be liable and the Trust shall indemnify Adviser and its directors, officers and employees, for any costs or liabilities arising from any error of judgment or mistake of law or any loss suffered by any Fund, the Trust or any of its shareholders, in connection with the matters to which this Contract relates except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Adviser in the performance by Adviser of its duties from reckless disregard by Adviser of its obligations and duties under this Contract. Any person, even though also an officer, partner, employee, or agent of Adviser, who may be or become an officer, Trustee, employee or agent of the Trust shall be deemed, when rendering services to any Fund or the Trust or acting with respect to any business of such Fund or the Trust, to be rendering such service to or acting solely for the Fund or the Trust and not as an officer, partner, employee, or agent or one under the control or direction of Adviser even though paid by it.

      Paragraphs 8 and 9 of each of the Sub-Advisory Agreements between the Trust and each sub-adviser states:

      8. LIMITATION OF LIABILITY. The Sub-Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund, the Trust, its shareholders or by the Adviser in connection with the matters to which this Contract relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under this Contract. Nothing in this paragraph shall be deemed a limitation or waiver of any obligation or duty that may not by law be limited or waived.

      9.    INDEMNIFICATION.

      (a) The Adviser and the Trust shall indemnify the Sub-Adviser or any of its directors, officers, employees or affiliates for all losses, damages, liabilities, costs and expenses (including legal) ("Losses") as they are incurred by the Sub-Adviser by reason of or arising out of any act or omission by the Adviser or Trust under this Agreement, or any breach of warranty, representation or agreement hereunder, except to the extent that such Losses arise as a result of the negligence of the Sub-Adviser or the Sub-Adviser's breach of fiduciary duty to the Adviser or the Trust.

      (b) The Sub-Adviser shall indemnify the Adviser or any of its directors, officers, employees or affiliates for all losses, damages, liabilities, costs and expenses (including legal) ("Losses") as they are incurred by the Adviser by reason of or arising out of any act or omission by the Sub-Adviser under this Agreement, or any breach of warranty, representation or agreement hereunder, except to the extent that such Losses arise as a result of the negligence of the Adviser or the Adviser's breach of fiduciary duty to the Sub-Adviser.

      (c) The Sub-Adviser shall indemnify the Trust or any of its directors, officers, employees or affiliates for all losses, damages, liabilities, costs and expenses (including legal) ("Losses") as they are incurred by the Trust by reason of or arising out of any act or omission by the Sub-Adviser under this Agreement, or any breach of warranty, representation or agreement hereunder, except to the extent that such Losses arise as a result of the negligence of the Trust or the Trust's breach of fiduciary duty to the Sub-Adviser.

      Paragraph 10 of the Underwriting Agreement between the Trust and PFPC Distributors, Inc. states:

      10.   INDEMNIFICATION.

      (a) The Fund agrees to indemnify and hold harmless the PFPC Distributors and its affiliates from all taxes, charges, expenses, assessments, claims and liabilities (including, without limitation, attorneys' fees and disbursements and liabilities arising under the Securities Laws and any state and foreign securities and blue sky laws) arising directly or indirectly from any action or omission to act which PFPC Distributors takes in connection with the provision of services to the Fund. Neither PFPC Distributors, nor any of its affiliates, shall be indemnified against any liability (or any expenses incident to such liability) caused by PFPC Distributors' or its affiliates' own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties and obligations under this Agreement.

      (b) The Fund agrees to indemnify and hold harmless PFPC Distributors, its officers, directors, and employees, and any person who controls PFPC Distributors within the meaning of Section 15 of the 1933 Act, free and harmless (a) from and against any and all claims, costs, expenses (including reasonable attorneys' fees) losses, damages, charges, payments and liabilities of any sort or kind which PFPC Distributors, its officers, directors, employees or any such controlling person may incur under the 1933 Act, under any other statute, at common law or otherwise, arising out of or based upon:
            (i) any untrue statement, or alleged untrue statement, of a material fact contained in the Fund's Registration Statement, Prospectus, or Statement of Additional Information (including amendments and supplements thereto), or (ii) any omission, or alleged omission, to state a material fact required to be stated in the Fund's Registration Statement, Prospectus, Statement of Additional Information or sales literature (including amendments or supplements thereto), necessary to make the statements therein not misleading, provided, however, that insofar as losses, claims, damages, liabilities or expenses arise out of or are based upon any such untrue statement or omission or alleged untrue statement or omission made in reliance on and in conformity with information furnished to the Fund by PFPC Distributors or its affiliated persons for use in the Fund's Registration Statement, Prospectus, or Statement of Additional Information or sales literature (including amendments or supplements thereto), such indemnification is not applicable; and
            (b) from and against any and all such claims, demands, liabilities and expenses (including such costs and counsel fees) which you, your officers and directors, or such controlling person, may incur in connection with this Agreement or PFPC Distributors' performance hereunder (but excluding such claims, demands, liabilities and expenses (including such costs and counsel fees) arising out of or based upon any untrue statement, or alleged untrue statement, of a material fact contained in any Registration Statement or any Prospectus or arising out of or based upon any omission, or alleged omission, to state a material fact required to be stated in either any Registration Statement or any Prospectus or necessary to make the statements in either thereof not misleading), unless such claims, demands, liabilities and expenses (including such costs and counsel fees) arise by reason of PFPC Distributors' willful misfeasance, bad faith or gross negligence in the performance of PFPC Distributors' duties hereunder. The Fund acknowledges and agrees that in the event that PFPC Distributors, at the request of the Fund, is required to give indemnification comparable to that set forth in this paragraph to any broker-dealer selling Shares of the

            Fund or servicing agent servicing the shareholders of the Fund and such broker-dealer or servicing agent shall make a claim for indemnification against PFPC Distributors, PFPC Distributors shall make a similar claim for indemnification against the Fund.

      (c) PFPC Distributors agrees to indemnify and hold harmless the Fund, its several officers and Board Members and each person, if any, who controls a Portfolio within the meaning of Section 15 of the 1933 Act against any and all claims, costs, expenses (including reasonable attorneys' fees), losses, damages, charges, payments and liabilities of any sort or kind which the Fund, its officers, Board Members or any such controlling person may incur under the 1933 Act, under any other statute, at common law or otherwise, but only to the extent that such liability or expense incurred by the Fund, its officers or Board Members, or any controlling person resulting from such claims or demands arose out of the acquisition of any Shares by any person which may be based upon any untrue statement, or alleged untrue statement, of a material fact contained in the Fund's Registration Statement, Prospectus or Statement of Additional Information (including amendments and supplements thereto), or any omission, or alleged omission, to state a material fact required to be stated therein or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon information furnished or confirmed in writing to the Fund by PFPC Distributors or its affiliated persons (as defined in the 1940 Act). The foregoing rights of indemnification shall be in addition to any other rights to which the Fund or any such person shall be entitled to as a matter of law.

      (d) In any case in which one party hereto (the "Indemnifying Party") may be asked to indemnify or hold the other party hereto (the "Indemnified Party") harmless, the Indemnified Party will notify the Indemnifying Party promptly after identifying any situation which it believes presents or appears likely to present a claim for indemnification (an "Indemnification Claim") against the Indemnifying Party, although the failure to do so shall not prevent recovery by the Indemnified Party, and shall keep the Indemnifying Party advised with respect to all developments concerning such situation. The Indemnifying Party shall have the option to defend the Indemnified Party against any Indemnification Claim which may be the subject of this indemnification, and, in the event that the
            Indemnifying party so elects, such defense shall be conducted by counsel chosen by the Indemnifying Party and satisfactory to the Indemnified Party, and thereupon the Indemnifying Party shall take over complete defense of the Indemnification Claim and the Indemnified Party shall sustain no further legal or other expenses in respect of such Indemnification Claim. In the event that the Indemnifying Party does not elect to assume the defense of any such suit, or in the case the Indemnified Party reasonably does not approve of counsel chosen by the Indemnifying Party, or in case there is a conflict of interest between the Indemnifying Party or the Indemnified Party, the Indemnifying Party will reimburse the Indemnified Party for the fees and expenses of any counsel retained by the Indemnified Party. The Fund agrees promptly to notify PFPC Distributors of the commencement of any litigation or proceedings against the Fund or any of its officers or directors in connection with the issue and sale of any Shares. The Indemnified Party will not confess any Indemnification Claim or make any compromise in any case in which the Indemnifying Party will be asked to provide indemnification, except with the Indemnifying Party's prior written consent.

      Paragraphs 12 and 13 of the Custodian Services Agreement between the Fund and PFPC Trust Company states:

      12.   INDEMNIFICATION.

      (a) The Fund, on behalf of each Portfolio, agrees to indemnify and hold harmless PFPC Trust from all taxes, charges, expenses, assessments, claims and liabilities (including, without limitation, liabilities arising under the Securities laws and any state or foreign securities or blue sky laws, and amendments thereto, and expenses, including (without limitation) attorneys' fees and disbursements), arising directly or indirectly from any action or omission to act which PFPC Trust takes (i) in connection with providing its service hereunder, (ii) at the request or on the direction of or in reliance on the advice of the Fund or (iii) upon Oral Instructions or Written Instructions. PFPC Trust shall not be indemnified against any liability (or any expenses incident to such liability) arising out of PFPC Trust's willful misfeasance, bad faith, negligence or reckless disregard of its duties under this Agreement.

      (b) Upon the assertion of a claim for which either party may be required to indemnify the other under this Agreement, the party seeking indemnification shall promptly notify the other party of such assertion, and shall keep the other party advised with respect to all developments concerning such claim. The party who may be required to indemnify shall have the option to participate with the party seeking indemnification in the defense of such claim. The party seeking indemnification shall in no case confess any claim or make any compromise in any case in which the other party may be required to indemnify it except with the other party's prior written consent.

      13.   RESPONSIBILITY OF PFPC TRUST.

      (a) PFPC Trust shall be under no duty to take any action on behalf of the Fund or any Portfolio except as specifically set forth herein or as may be specifically agreed to by PFPC Trust in writing. PFPC Trust shall be obligated to exercise due care and diligence in the performance of its duties hereunder, to act in good faith and to use its best efforts, within reasonable limits, in performing services provided for under this Agreement. PFPC Trust shall be liable for any damages arising out of PFPC Trust's failure to perform its duties under this Agreement, and shall indemnify the Fund for such damages, to the extent such damages arise out of PFPC Trust's willful misfeasance, bad faith, negligence or reckless disregard of its duties under this Agreement.

      (b) Without limiting the generality of the foregoing or of any other provision of this Agreement, PFPC Trust shall not be under any duty or obligation to inquire into and shall not be liable for (i) the validity or invalidity or authority or lack thereof of any Oral Instruction or Written Instruction, notice or other instrument which PFPC Trust reasonably believes to be genuine; or (ii) subject to section 10, delays, errors, loss of data or other losses occurring by reason of circumstances beyond PFPC Trust's control, including acts of civil or military authority, national emergencies, fire, flood, catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply.

      (c) Notwithstanding anything in this Agreement to the contrary, neither PFPC Trust nor its affiliates shall be liable to the Fund or to any Portfolio for any consequential, special or indirect losses or damages which the Fund may incur or suffer, whether or not the likelihood of such losses or damages was known by PFPC Trust or its affiliates.

      Paragraphs 12 and 13 of the Administration and Accounting Services Agreement between PFPC Inc. and the Trust state:

      12.   INDEMNIFICATION.

      (a) The Fund, on behalf of each Portfolio, agrees to indemnify and hold harmless PFPC and its affiliates from all taxes, charges, expenses, assessments, claims and liabilities (including, without limitation, liabilities arising under the Securities Laws and any state or foreign securities and blue sky laws, and amendments thereto), and expenses, including (without limitation) attorneys' fees and disbursements arising directly or indirectly from any action or omission to act which PFPC takes (i) at the request or on the direction of or in reliance on the advice of the Fund or (ii) upon Oral Instructions or Written Instructions. Neither PFPC, nor any of its affiliates, shall be indemnified against any liability (or any expenses incident to such liability) arising out of PFPC's or its affiliates' own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties and obligations under this Agreement. Any amounts payable by the Fund hereunder shall be satisfied only against the relevant Portfolio's assets and not against the assets of any other investment portfolio of the Fund.

      (b) Upon the assertion of a claim for which the either party may be required to indemnify the other under this Agreement, the party seeking indemnification shall promptly notify the other party of such assertion, and shall keep the other party advised with respect to all developments concerning such claim. The party who may be required to indemnify shall have the option to participate with the party seeking indemnification in the defense of such claim. The party seeking indemnification shall in no case confess any claim or make any compromise in any case in which the other party may be required to indemnify it except with the other party's prior written consent.

      13.   RESPONSIBILITY OF PFPC.

      (a) PFPC shall be under no duty to take any action on behalf of the Fund or any Portfolio except as specifically set forth herein or as may be specifically agreed to by PFPC in writing. PFPC shall be obligated to exercise care and diligence in the performance of its duties hereunder and to act in good faith and to use its best efforts, within reasonable limits, in performing services provided for under this Agreement. PFPC shall be liable for any damages arising out of PFPC's failure to perform its duties under this Agreement and shall indemnify the Fund for such damages to the extent such damages arise out of PFPC's willful misfeasance, bad faith, gross negligence or reckless disregard of such duties.

      (b) Without limiting the generality of the foregoing or of any other provision of this Agreement, (i) PFPC shall not be liable for losses beyond its control, provided that PFPC has acted in accordance with the standard of care set forth above; and (ii) PFPC shall not be liable for (A) the validity or invalidity or authority or lack thereof of any Oral Instruction or Written Instruction, notice or other instrument which conforms to the applicable requirements of this Agreement, and which PFPC reasonably believes to be genuine; or
            (B)  subject  to  Section  10,  delays  or  errors  or  loss of data occurring by reason of circumstances beyond PFPC's control, including acts of civil or military authority, national emergencies, labor difficulties, fire, flood, catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply.

      (c) Notwithstanding anything in this Agreement to the contrary, neither PFPC nor its affiliates shall be liable to the Fund or to any Portfolio for any consequential, special or indirect losses or damages which the Fund or any Portfolio may incur or suffer by or as a consequence of PFPC's or any affiliates' performance of the services provided hereunder, whether or not the likelihood of such losses or damages was known by PFPC or its affiliates.

      Paragraphs 12 and 13 of the Transfer Agency Services Agreement between the Trust and PFPC, Inc. state:

      12.   INDEMNIFICATION.

       (a) The Fund agrees to indemnify and hold harmless PFPC and its affiliates from all taxes, charges, expenses, assessments, claims and liabilities (including, without limitation, liabilities arising under the Securities Laws and any state and foreign securities and blue sky laws, and amendments thereto), and expenses, including (without limitation) attorneys' fees and disbursements, arising directly or indirectly from (i) any action or omission to act which PFPC takes (a) at the request or on the direction of or in reliance on the advice of the Fund or (b) upon Oral Instructions or Written Instructions or (ii) the acceptance, processing and/or negotiation of checks or other methods utilized for the purchase of Shares. Neither PFPC, nor any of its affiliates, shall be indemnified against any liability (or any expenses incident to such liability) arising out of PFPC's or its affiliates' own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties and obligations under this Agreement, provided that in the absence of a finding to the contrary the acceptance, processing and/or negotiation of a fraudulent payment for the purchase of Shares shall be presumed not to have been the result of PFPC's or its affiliates own willful misfeasance, bad faith, gross negligence or reckless disregard of such duties and obligations.

      (b) Upon the assertion of a claim for which either party may be required to indemnify the other under this Agreement, the party seeking indemnification shall promptly notify the other party of such assertion, and shall keep the other party advised with respect to all developments concerning such claim. The party who may be required to indemnify shall have the option to participate with the party seeking indemnification in the defense of such claim. The party seeking indemnification shall in no case confess any claim or make any compromise in any case in which the other party may be required to indemnify it except with the other party's prior written consent.

      13.   RESPONSIBILITY OF PFPC.

      (a) PFPC shall be under no duty to take any action on behalf of the Fund except as specifically set forth herein or as may be specifically agreed to by PFPC in writing. PFPC shall be obligated to exercise care and diligence in the performance of its duties hereunder and to act in good faith in performing services provided for under this Agreement. PFPC shall be liable for any damages arising out of PFPC's failure to perform its duties under this Agreement, and shall indemnify the Fund for such damages, to the extent such damages arise out of PFPC's willful misfeasance, bad faith, gross negligence or reckless disregard of such duties.

      (b) Without limiting the generality of the foregoing or of any other provision of this Agreement, (i) PFPC, shall not be liable for losses beyond its control, provided that PFPC has acted in accordance with the standard of care set forth above; and (ii) PFPC shall not be under any duty or obligation to inquire into and shall not be liable for (A) the validity or invalidity or authority or lack thereof of any Oral Instruction or Written Instruction, notice or other instrument which conforms to the applicable requirements of this Agreement, and which PFPC reasonably believes to be genuine; or
            (B)  subject  to  Section  10,  delays  or  errors  or  loss of data occurring by reason of circumstances beyond PFPC's control, including acts of civil or military authority, national emergencies, labor difficulties, fire, flood, catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply.

      (c) Notwithstanding anything in this Agreement to the contrary, neither PFPC nor its affiliates shall be liable to the Fund for any consequential, special or indirect losses or damages which the Fund may incur or suffer by or as a consequence of PFPC's or its affiliates' performance of the services provided hereunder, whether or not the likelihood of such losses or damages was known by PFPC or its affiliates.

Item 26.    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS

Hillview Capital Advisors, LLC, a Delaware limited liability company, serves as adviser to the Hillview Investment Trust II as well as a variety of individuals and institutions. Hillview's principal business address is 1055 Washington Boulevard, Stamford, Connecticut 06901.

The directors and principal executive officer of Hillview held the following positions of a substantial nature in the past two years:

                              Business or Other Connections of Principal
Name                          Executive Officers and Directors of Sub-adviser
----                          -----------------------------------------------

David M. Spungen              President and Managing Partner, Hillview Capital Advisers,
                              LLC; Principal, CMS Resources, 1926 Arch Street,
                              Philadelphia 19103-1484.

Gary R. Sobelman              Managing Director, Hillview Capital Advisors, LLC;
                              Principal, CMS Resources, 1926 Arch Street, Philadelphia 19103-1484.

Carmen R. Monks               Partner, Director of Marketing, Hillview Capital Advisors,
                              LLC; Client Relationship Manager, CMS Companies, 1926
                              Arch Street, Philadelphia 19103-1484.

Joseph A. Bracken             Director of Client Services, Hillview Capital Advisors,
                              LLC; Manager Investment Operations, CMS Companies,
                              1926 Arch Street, Philadelphia 19103-1484.

M. Kathleen Wood              Director of Investment Operations, Hillview Capital
                              Advisors, LLC; Vice President, Value Asset Management,
                              1055 Washington Boulevard, Stamford, Connecticut 06901.


BPI Global Asset Management LLP, a Delaware limited liability partnership, serves as one of the sub-advisers to Hillview International Alpha Fund. It currently manages assets of a limited partnership and one off-shore fund. BPI's principal business address is 1900 Summit Tower Boulevard, Orlando, Florida 32810.

The directors and principal executive officer of BPI held the following positions of a substantial nature in the past two years:

                              Business or Other Connections of Principal
Name                          Executive Officers and Directors of Sub-adviser
----                          -----------------------------------------------

Ryan R. Burrow                President and Managing Director, BPI Global Asset
                              Management LLP

Paul Holland                  Managing Director, BPI Global Asset  Management
                              LLP

Daniel R. Jaworski            Chief Investment Officer and Managing Director,
                              BPI Global Asset Management LLP

Pablo Salas-Schoofield        Managing Director, BPI Global Asset Management LLP

Deutsche Asset Management Investment Services Limited (DAMIS), an England corporation, serves as a subadviser to Hillview International Alpha Fund. It currently manages assets for individuals and institutions. The principal business address for DAMIS is One Appold Street, London, England.

The directors and principal executive officer of DAMIS held the following positions of a substantial nature in the past two years:

                              Business or Other Connections of Principal
Name                          Executive Officers and Directors of Sub-adviser
----                          -----------------------------------------------

Neil Patrick Jenkins          Chief Executive, DAMIS; Head of Emerging Markets,
                              Deutsche Asset Management Group Ltd; Director, Deutsche
                              Asset Management Investment Services Ltd; Vice President,
                              Morgan Grenfell Investment Trust

Alexander Tedder              Director and Fund Manager, DAMIS;

Richard Charles Wilson        Director and Fund Manager, DAMIS


Frontier Capital Management Company, LLC, a Massachusetts limited liability company, serves as a sub-adviser to Hillview Alpha Fund. It currently manages assets for individuals and institutions. Frontier's principal business address is 99 Summer Street, Boston, MA 02110.

The directors and principal executive officer of Frontier held the following positions of a substantial nature in the past two years:

                              Business or Other Connections of Principal
Name                          Executive Officers and Directors of Sub-adviser
----                          -----------------------------------------------

Thomas W. Duncan              President, Frontier Capital Management Company, LLC

John David Wimberly           Chairman, Frontier Capital Management Company, LLC

Grace Keeney Fey              Executive Vice President, Frontier Capital Management
                              Company, LLC

James Kirk Smith              Executive Vice President, Frontier Capital Management
                              Company, LLC

Michael A. Cavaretta          Senior Vice President, Frontier Capital Management
                              Company, LLC


Harris Associates, L.P., an Illinois partnership, serves as a sub-adviser to Hillview Alpha Fund and Hillview International Alpha Fund. It currently manages assets for individuals and institutions. Harris's principal business address is 1055 Washington Boulevard, Stamford, Connecticut 06901.

The directors and principal executive officer of Harris held the following positions of a substantial nature in the past two years:

                              Business or Other Connections of Principal
Name                          Executive Officers and Directors of Sub-adviser
----                          -----------------------------------------------

David G. Herro                Director, Harris Associates L.P.

Robert M. Levy                Director, President and CEO, Harris Associates L.P.

Roxanne M. Martino            Director and Vice President, Harris Associates L.P.

Victor A. Morgenstern         Director and Chairman, Harris Associates L.P.

Anita M. Nagler               Director, Chief Operating Officer and General
                              Counsel, Harris Associates L.P.

William C. Nygren             Director, Harris Associates L.P.

Neal Litvack                  Director, Harris Associates L.P.

Robert J. Sanborn             Director, Harris Associates L.P.

Kristi L. Rowsell             Secretary, Treasurer and Chief Financial Officer,
                              Harris Associates L.P.

Peter S. Voss                 Director, Harris Associates L.P.


Nevis Capital Management, Inc., a Maryland corporation, serves as one of the sub-advisers to Hillview Alpha Fund. It currently manages assets for individuals and institutions. Nevis's principal business address is 1119 St. Paul Street, Baltimore, Maryland 21202.

The directors and principal executive officer of Nevis held the following positions of a substantial nature in the past two years:

                              Business or Other Connections of Principal
Name                          Executive Officers and Directors of Sub-adviser
----                          -----------------------------------------------

David R. Wilmerding, III      President, Nevis Capital Management, Inc.

Jon C. Baker                  Executive Vice President, Nevis Capital Management,
                              Inc.


Pzena Investment Management, LLC a New York limited liability company, serves as one of the sub-advisers to Hillview Alpha Fund. It currently manages assets for individuals and institutions. Pzena's principal business address is 830 Third Avenue, New York, NY 10022.

The directors and principal executive officer of Pzena held the following positions of a substantial nature in the past two years:

                              Business or Other Connections of Principal
Name                          Executive Officers and Directors of Sub-adviser
----                          -----------------------------------------------

Richard S. Pzena              Sole Managing Member and President, Pzena Investment
                              Management, LLC

Amelia C. Jones               Vice President and Director of Operations, Pzena
                              Investment Management, LLC

John P. Goetz                 Vice President and Director of Research, Pzena
                              Investment Management, LLC

William L. Lipsey             Vice President and Director of Marketing, Pzena Investment
                              Management, LLC


Shaker Investments, Inc. an Ohio corporation, serves as one of the sub-advisers to Hillview Alpha Fund. It currently manages assets for individuals and institutions. Shaker's principal business address is One Chagrin Highlands, 2000 Auburn Drive, Suite 300, Cleveland, OH 44122.

The directors and principal executive officer of Shaker held the following positions of a substantial nature in the past two years:

                              Business or Other Connections of Principal
Name                          Executive Officers and Directors of Sub-adviser
----                          -----------------------------------------------

Edward P. Hemmelgarn          President and Director, Shaker Investments, Inc
                              Managing Member, Shaker Investments Management, L.L.C.

David Rogers Webb             Exec. Vice President and Director, Shaker Investments, Inc

Adam Sanders Solomon          Chairman and Director, Shaker Investments, Inc

Raymond J. Rund               Managing Director, Shaker Investments, Inc

Waterford Management, LLC, a New York limited liability company, serves as one of the sub-advisers to Hillview International Alpha Fund. It currently manages assets of a limited partnership and one off-shore fund. Waterford's principal business address is 150 East 58th Street, Suite 1600, New York, NY 10155.

The directors and principal executive officer of Waterford held the following positions of a substantial nature in the past two years:

                              Business or Other Connections of Principal
Name                          Executive Officers and Directors of Sub-adviser
----                          -----------------------------------------------

Edward T. Bozaan              President, Waterford Management, LLC and
                              Waterford Partners, LLC

Max C. Chapman, Jr.           Member, Waterford Management, LLC,
                              Chairman, Gardner Capital Management Corp., 445 Park
                              Avenue, 16th Floor, New York, NY  10022


Item 27.    PRINCIPAL UNDERWRITER

(a) PFPC Distributors, Inc. (the "Distributor") acts as principal underwriter for the following investment companies as of 8/25/00: none


(b) PFPC Distributors, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. PFPC Distributors, Inc. is located at 3200 Horizon Drive King of Prussia, PA 19406.

Name and                      Positions and                       Positions and
Principal Business            Offices With                        Offices With
Address                       Underwriter                         Registrant
------------------            -------------                       -------------

Robert Crouse                 Director                            None
Gary Gardner                  Director, President, and CEO        None
Joseph  Gramlich              Chairman of the Board               None
Francis Koudelka              Director, Vice President            None
Rita Adler                    Chief Compliance Officer            None
Christine Ritch               Chief Legal Officer, Secretary
                                and Clerk                         None
Bruno DiStefano               Vice President                      None
Matthew Merrill               Vice President                      None
Susan Moscaritolo             Vice President                      None
Bradley Sterns                Assistant Secretary and Assistant
                                 Clerk                            None
Douglas Castagna              Controller and Assistant
                                Secretary                         None
Craig Stokarski               Treasurer                           None

(c)   Not Applicable

Item 28.    LOCATION OF ACCOUNTS AND RECORDS

      The books and other documents required by paragraph (b)(4) of Rule 31a-1 under the Investment Company Act of 1940 are maintained in the physical possession of Registrant's adviser, Hillview Capital Advisors, LLC, 1055
Washington Boulevard, Third Floor, Stamford, Connecticut 06901. All other accounts, books and other documents required by Rule 31a-1 are maintained in the physical possession of Registrant's transfer agent and portfolio accounting service provider, PFPC Inc., 400 Bellevue Parkway, Wilmington, Delaware, 19809.

Item 29.    MANAGEMENT SERVICES

      Not applicable

Item 30.    UNDERTAKINGS

      Not applicable.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Hillview Investment Trust II has duly caused this Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Stamford and State of Connecticut, on the 30th day of August, 2000.

                                    HILLVIEW INVESTMENT TRUST II


                                    By:   David M. Spungen*
                                          Trustee and President





      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 30th day of August, 2000

NAME                                TITLE
----                                -----

David M. Spungen*                   Trustee and President

Richard D. Driscoll*                Trustee

Richard W. Hutson*                  Trustee

Robert W. Uek*                      Trustee

Joseph A. Bracken*                  Treasurer


*  By: /s/  ARTHUR J. BROWN
       -----------------------
       Arthur J. Brown, Esquire
       Attorney-in-Fact, Pursuant to
       Power of Attorney

                          HILLVIEW INVESTMENT TRUST II

                                  Exhibit Index

      (1)         (a)   Certificate of Trust as filed with the state of Delaware
                        (1)
                  (b)   Agreement and Declaration of Trust (1)
      (2)         By-laws (1)
      (3)         Instruments Defining Rights of Security Holders
                  (a)   Agreement and Declaration of Trust (1)
                  (b)   Bylaws (1)
      (4)         (a)   Revised Advisory Agreement (filed herewith)
                  (b)   Sub-Advisory Agreement with Harris Associates, L.P.
                        for Hillview Alpha Fund (1)
                  (c)   Sub-Advisory Agreement with Nevis Capital Management,
                        Inc. for Hillview Alpha Fund (1)
                  (d)   Sub-Advisory Agreement with Shaker Investments, Inc.
                        for Hillview Alpha Fund (1)
                  (e)   Sub-Advisory Agreement with Pzena Investment
                        Management, LLC for Hillview Alpha Fund (1)
                  (f)   Sub-Advisory Agreement with Frontier Capital
                        Management Company, LLC for Hillview Alpha Fund (1)
                  (g)   Sub-Advisory Agreements with BPI Global Asset
                        Management LLP for Hillview International Alpha Fund (1)
                  (h)   Sub-Advisory Agreements with Deutsche Asset
                        Management Investment Services, Ltd. for Hillview
                        International Alpha Fund (1)
                  (i)   Sub-Advisory Agreement with Waterford Management, LLC
                        for Hillview International Alpha Fund (1)
                  (j)   Sub-Advisory Agreement with Harris Associates, L.P.
                        for Hillview International Alpha Fund (1)
      (5)         Underwriting Agreement (1)
      (6)         Bonus or Profit Sharing Contracts - none
      (7)         Custodian Services Agreement (1)
      (8)         Other Material Contracts
                  (a)   Administration and Accounting Services Agreement (1)
                  (b)   Transfer Agency Services Agreement (1)
      (9)         (a)   Opinion of Kirkpatrick & Lockhart LLP as to the
                        legality of shares being offered (1)
                  (b)   Opinion of Richards, Layton & Finger, P.A. as to the
                        legality of shares being offered (1)
      (10)        Other Opinions
                  Accountants'  Consent (filed herewith)
      (11)        Omitted Financial Statements - not applicable
      (12)        Initial Capital Agreement (1)
      (13)        Distribution Plan pursuant to Rule 12b-1 - none
      (14)        Multiple Class Plan Pursuant to Rule 18f-3 - none
      (15)        Power of Attorney of the Trustees and Officers of the
                  Registrant (1)
      (16)        (a)   Code of Ethics for Hillview Investment Trust II  (1)
                  (b)   Code of Ethics for Hillview Capital Advisors, LLC (1)
                  (c)   Code of Ethics for Harris Associates, L.P. (1)
                  (d)   Code of Ethics for Nevis Capital Management, Inc.  (1)
                  (e)   Code of Ethics for Shaker Investments, Inc.  (1)
                  (f)   Code of Ethics for Pzena Investment Management LLC (1)
                  (g)   Code of Ethics for Frontier Capital Management
                        Company LLC  (1)
                  (h)   Code of Ethics for BPI Global Asset Management LLP (1)
                  (i)   Code of Ethics for Deutsche Asset Management
                        Investment Services, Ltd.  (1)
                  (j)   Code of Ethics for Waterford Management L.L.C.
                        (filed herewith)